Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SIS-NPRT1-0422
1.9903809.100
Common Stocks - 99.2%
	Shares	Value ($)
Australia - 9.3%
29Metals Ltd.	83,391	156,171
Abacus Property Group unit	154,965	378,711
Accent Group Ltd.	111,191	159,974
Adbri Ltd.	113,330	236,234
AGL Energy Ltd.	207,764	1,049,309
Alkane Resources Ltd. (a)	122,097	71,372
Allkem Ltd. (a)	180,945	1,178,251
ALS Ltd.	152,267	1,278,264
Altium Ltd.	37,280	953,029
Alumina Ltd.	778,513	1,051,985
AMP Ltd. (a)	1,031,008	642,658
Ansell Ltd.	40,413	768,329
Appen Ltd.	36,889	254,667
ARB Corp. Ltd.	23,183	763,856
Arena (REIT) unit	108,621	362,056
Atlas Arteria Ltd. unit	302,681	1,405,017
Aub Group Ltd.	23,470	387,586
Aussie Broadband Ltd. (a)	30,071	90,393
Austal Ltd.	102,022	145,526
Australian Agricultural Co. Ltd. (a)	95,188	97,693
Australian Ethical Investment Ltd.	26,612	175,514
Australian Pharmaceutical Industries Ltd.	124,580	135,093
Australian Strategic Materials Ltd. (a)	28,622	170,814
Aventus Group	107,956	247,292
AVZ Minerals Ltd. (a)	761,814	381,914
Bank of Queensland Ltd.	202,289	1,100,401
Bapcor Ltd.	107,130	536,788
Beach Energy Ltd.	540,117	570,543
Bega Cheese Ltd.	95,539	345,955
Bellevue Gold Ltd. (a)	279,412	154,370
Bendigo & Adelaide Bank Ltd.	172,473	1,053,440
Betmakers Technology Group Ltd. (a)	202,823	90,512
Blackmores Ltd.	4,587	266,394
Boral Ltd.	121,918	508,153
BrainChip Holdings Ltd. (a)(b)	422,852	432,080
Bravura Solutions Ltd.	78,053	119,735
Breville Group Ltd.	30,719	625,633
Brickworks Ltd.	23,933	384,641
BWP Trust	152,027	428,789
BWX Ltd.	50,182	120,689
Capricorn Metals Ltd. (a)	87,167	195,701
carsales.com Ltd.	84,626	1,338,552
Centuria Capital Group unit	187,010	397,414
Centuria Industrial REIT	181,081	489,631
Centuria Office REIT unit	143,333	219,549
Cettire Ltd. (a)	42,225	87,885
Chalice Mining Ltd. (a)	100,265	555,666
Challenger Ltd.	181,398	740,988
Champion Iron Ltd.	103,889	479,969
Charter Hall Group unit	147,018	1,760,961
Charter Hall Long Wale REIT unit	190,962	653,236
Charter Hall Retail REIT	163,051	465,255
Charter Hall Social Infrastruc	104,356	284,317
Cimic Group Ltd.	24,593	287,300
City Chic Collective Ltd. (a)	64,546	226,971
Cleanaway Waste Management Ltd.	650,112	1,327,142
Clinuvel Pharmaceuticals Ltd.	12,473	203,882
Codan Ltd./Australia	31,404	202,243
Collins Foods Ltd.	35,003	291,973
Corporate Travel Management Ltd. (a)	34,567	515,452
Costa Group Holdings Ltd.	139,272	275,478
Credit Corp. Group Ltd.	21,247	512,656
Cromwell Property Group unit	453,319	270,436
CSR Ltd.	153,224	610,378
Data#3 Ltd.	46,146	180,873
De Grey Mining Ltd. (a)	326,343	264,402
Deterra Royalties Ltd.	133,412	406,999
Dexus Industria (REIT)	63,889	141,329
Dicker Data Ltd.	19,091	172,938
Domain Holdings Australia Ltd.	73,959	248,553
Downer EDI Ltd.	220,621	853,413
Dubber Corp. Ltd. (a)	84,506	107,256
Eagers Automotive Ltd.	48,673	443,351
Elders Ltd.	49,390	381,922
Emeco Holdings Ltd.	110,728	70,360
EML Payments Ltd. (a)	91,545	194,932
Event Hospitality & Entertainment Ltd. (a)	30,544	291,825
Falcon Metals Ltd. (a)	27,804	8,529
Flight Centre Travel Group Ltd. (a)(b)	50,379	597,609
G8 Education Ltd. (a)	267,627	210,864
GDI Property Group unit	153,817	112,355
Genworth Mortgage Insurance Ltd.	130,196	225,072
Gold Road Resources Ltd.	277,973	264,648
GrainCorp Ltd.	72,189	372,912
Growthpoint Properties Australia Ltd.	97,386	272,128
GUD Holdings Ltd.	38,380	335,765
GWA Group Ltd.	66,942	120,048
Hansen Technologies Ltd.	50,459	175,076
Harvey Norman Holdings Ltd.	177,078	617,179
Healius Ltd.	160,859	509,208
Home Consortium Ltd.	27,491	127,529
HomeCo Daily Needs (REIT) unit	149,602	144,469
HUB24 Ltd.	17,305	337,208
IGO Ltd.	215,119	1,820,124
Iluka Resources Ltd.	133,460	992,399
Imdex Ltd.	125,101	261,717
Imugene Ltd. (a)	1,514,378	338,321
Incitec Pivot Ltd.	613,053	1,435,448
Ingenia Communities Group unit	115,081	450,047
Inghams Group Ltd.	105,651	245,963
Insignia Financial Ltd.	194,794	488,524
Integral Diagnostics Ltd.	53,626	157,123
Invocare Ltd.	45,493	361,246
ioneer Ltd. (a)	450,712	212,470
IPH Ltd.	68,734	398,830
Iress Ltd.	61,134	494,564
Irongate Group	162,905	213,225
JB Hi-Fi Ltd.	36,264	1,186,535
Johns Lyng Group Ltd.	56,883	311,258
Jumbo Interactive Ltd.	16,750	213,041
Karoon Energy Ltd. (a)	175,017	239,804
Kelsian Group Ltd.	44,796	223,601
Kogan.Com Ltd. (b)	27,095	119,651
Lendlease Global Commercial (REIT)	280,400	170,810
Lifestyle Communities Ltd.	29,694	355,917
Link Administration Holdings Ltd.	143,844	551,364
Liontown Resources Ltd. (a)	517,010	523,632
Lovisa Holdings Ltd.	16,964	213,950
Lynas Rare Earths Ltd. (a)	284,182	1,835,561
MA Financial Group Ltd.	22,253	134,099
Maas Group Holdings Ltd.	26,162	82,514
Mayne Pharma Group Ltd. (a)	473,389	83,983
McMillan Shakespeare Ltd.	21,975	175,233
Megaport Ltd. (a)	44,556	428,618
Mesoblast Ltd. (a)(b)	184,236	148,038
Metcash Ltd.	304,686	855,100
Mineral Resources Ltd.	50,635	2,012,283
Monadelphous Group Ltd.	28,456	181,267
Nanosonics Ltd. (a)	80,896	294,041
National Storage REIT unit	354,753	621,905
Nearmap Ltd. (a)	149,101	142,999
Netwealth Group Ltd.	34,637	375,137
New Hope Corp. Ltd. (b)	144,535	232,831
NEXTDC Ltd. (a)	144,137	1,105,959
NIB Holdings Ltd.	144,471	637,420
Nick Scali Ltd.	21,734	209,732
Nickel Mines Ltd.	317,490	326,094
Nine Entertainment Co. Holdings Ltd.	457,633	854,052
Novonix Ltd. (a)(b)	83,775	451,790
NRW Holdings Ltd.	144,049	162,784
Nufarm Ltd.	101,926	323,700
Nuix Ltd. (a)	60,072	63,564
Objective Corp. Ltd.	7,439	84,667
Omni Bridgeway Ltd. (a)	83,593	193,329
oOh!media Ltd. (a)	188,965	216,702
Orora Ltd.	276,510	680,810
OZ Minerals Ltd.	105,102	1,823,218
Pact Group Holdings Ltd.	59,717	98,699
Paladin Energy Ltd. (Australia) (a)	718,496	374,661
Pendal Group Ltd.	108,747	373,483
Pepper Money Ltd.	55,496	79,550
Perenti Global Ltd.	188,851	103,445
Perpetual Trustees Australia Ltd.	17,868	417,609
Perseus Mining Ltd. (Australia)	387,242	404,764
PEXA Group Ltd.	30,781	404,179
Pilbara Minerals Ltd. (a)	741,210	1,714,775
Pinnacle Investment Management Group Ltd.	30,044	242,505
Platinum Asset Management Ltd.	129,678	227,976
PointsBet Holdings Ltd. (a)	59,790	209,536
PolyNovo Ltd. (a)	187,903	175,487
PPK Group Ltd. (a)	13,095	66,653
Premier Investments Ltd.	27,587	566,025
Pro Medicus Ltd.	14,828	478,854
Qube Holdings Ltd.	571,771	1,179,948
Ramelius Resources Ltd.	256,907	246,235
Redbubble Ltd. (a)	60,587	77,139
Regis Resources Ltd.	237,958	289,444
Reliance Worldwide Corp. Ltd.	249,371	920,930
Rural Funds Group unit	115,097	232,950
Sandfire Resources NL	122,706	589,649
Sayona Mining Ltd. (a)	1,663,386	144,441
Select Harvests Ltd.	37,960	145,723
Seven Group Holdings Ltd.	45,860	709,180
SG Fleet Group Ltd.	31,554	53,114
Shopping Centres Australasia Property Group unit	349,387	698,039
Sigma Healthcare Ltd.	285,214	91,071
Silver Lake Resources Ltd. (a)	279,395	294,225
Sims Ltd.	54,067	550,469
Smartgroup Corp. Ltd.	40,031	203,465
Southern Cross Media Group Ltd.	83,385	111,542
St Barbara Ltd.	223,492	195,824
Steadfast Group Ltd.	304,243	1,001,186
Super Retail Group Ltd.	49,903	412,729
Tassal Group Ltd.	67,066	167,462
Technology One Ltd.	86,293	645,558
Telix Pharmaceuticals Ltd. (a)	57,772	279,165
Temple & Webster Group Ltd. (a)	24,809	150,682
The Star Entertainment Group Ltd. (a)	270,493	660,739
Tyro Payments Ltd. (a)	105,112	168,680
United Malt Group Ltd.	89,716	264,982
Uniti Group Ltd. (a)	173,080	516,987
Viva Energy Group Ltd. (c)	270,934	413,025
Vulcan Energy Resources Ltd. (a)	27,357	182,143
Waypoint (REIT) unit	232,286	446,182
Webjet Ltd.	119,671	418,941
West African Resources Ltd. (a)	295,104	233,977
Western Areas NL (a)	101,478	249,748
Westgold Resources Ltd.	120,402	156,036
Whitehaven Coal Ltd. (a)	293,357	561,683
WorleyParsons Ltd.	98,878	814,720
Zip Co. Ltd. (a)(b)	141,945	326,768
TOTAL AUSTRALIA		87,321,594
Austria - 1.0%
Agrana Beteiligungs AG	4,041	78,523
Andritz AG	21,366	1,136,747
AT&S Austria Technologie & Systemtechnik AG	7,983	371,818
BAWAG Group AG (c)	22,544	1,352,982
CA Immobilien Anlagen AG	13,495	492,454
DO & CO Restaurants & Catering AG (a)	2,156	222,240
EVN AG	11,403	335,668
FACC AG (a)	9,046	78,664
IMMOFINANZ Immobilien Anlagen AG (b)	25,390	658,653
Lenzing AG (a)	4,197	515,172
Oesterreichische Post AG	10,700	449,120
Palfinger AG	4,772	163,075
PORR AG (a)	5,014	70,952
S IMMO AG	13,995	358,662
S&T AG (b)	15,658	287,570
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,562	150,187
Semperit AG Holding	3,260	98,927
Telekom Austria AG	47,369	409,736
UNIQA Insurance Group AG	39,242	363,743
Vienna Insurance Group AG	12,186	356,927
Wienerberger AG	36,406	1,318,154
Zumtobel AG	8,978	81,780
TOTAL AUSTRIA		9,351,754
Bailiwick of Guernsey - 0.2%
BMO Commercial Property Trust Ltd.	247,913	383,094
Burford Capital Ltd.	58,785	535,990
Picton Property Income Ltd.	172,811	240,250
Regional REIT Ltd. (c)	129,370	155,628
Sirius Real Estate Ltd.	319,108	557,769
UK Commercial Property REIT Ltd.	246,081	272,139
TOTAL BAILIWICK OF GUERNSEY		2,144,870
Bailiwick of Jersey - 0.5%
Boohoo.Com PLC (a)	319,666	463,678
Breedon Group PLC	480,021	555,835
Centamin PLC	364,988	439,858
IWG PLC (a)	238,538	918,731
Man Group PLC	450,458	1,176,744
Petrofac Ltd. (a)	139,467	224,277
Sanne Group PLC	51,250	635,089
TP ICAP Group PLC	248,986	472,005
Yellow Cake PLC (a)(c)	46,056	199,586
TOTAL BAILIWICK OF JERSEY		5,085,803
Belgium - 1.8%
Ackermans & Van Haaren SA	7,405	1,429,349
Aedifica SA	11,389	1,369,788
Agfa-Gevaert NV (a)	44,513	188,869
Akka Technologies SA (a)	3,944	215,482
Barco NV	21,831	450,842
Befimmo SCA Sicafi	7,182	269,272
Bekaert SA	11,452	533,168
Bpost SA (a)	31,596	233,242
Cofinimmo SA	9,012	1,329,457
Compagnie D'entreprises CFE SA	2,398	324,839
D'ieteren Group	6,984	1,216,852
Econocom Group SA	42,662	170,608
Euronav NV	59,054	486,500
Fagron NV	19,657	337,901
Galapagos NV (a)	14,475	975,396
Gimv NV	6,340	386,478
Immobel SA	1,264	112,708
Intervest Offices & Warehouses NV	6,644	205,199
Ion Beam Applications SA	6,668	113,924
KBC Ancora	11,126	536,125
Kinepolis Group NV (a)	4,323	261,805
Melexis NV	6,387	669,695
Mithra Pharmaceuticals SA (a)(b)	6,216	141,009
Montea SICAFI SCA	3,328	460,347
Ontex Group NV (a)	20,818	152,451
Orange Belgium	4,707	103,200
Recticel SA	13,237	252,156
Retail Estates NV	3,202	257,889
Telenet Group Holding NV	14,383	552,142
Tessenderlo Group (a)	5,458	212,606
Van de Velde	1,636	60,645
VGP NV	2,274	644,372
Warehouses de Pauw	43,574	1,874,613
Xior Student Housing NV	6,781	371,189
TOTAL BELGIUM		16,900,118
Bermuda - 0.9%
BW LPG Ltd. (c)	24,630	132,864
BW Offshore Ltd.	29,167	89,222
Cafe de Coral Holdings Ltd.	112,000	190,167
Chinese Estates Holdings Ltd.	155,000	52,837
Chow Sang Sang Holdings International Ltd.	125,000	165,609
CMBC Capital Holdings Ltd.	160,250	59,526
FLEX LNG Ltd.	9,396	185,644
Frontline Ltd. (a)	31,186	205,297
Golden Ocean Group Ltd.	41,119	374,629
Hafnia Ltd. (a)	29,688	54,655
Haitong International Securities Group Ltd.	765,000	175,127
Hiscox Ltd.	109,346	1,437,285
Johnson Electric Holdings Ltd.	114,500	194,752
K Wah International Holdings Ltd.	347,000	135,856
Kerry Logistics Network Ltd.	114,000	285,022
Kerry Properties Ltd.	184,000	519,775
Lancashire Holdings Ltd.	76,603	567,155
Luk Fook Holdings International Ltd.	111,000	292,569
Man Wah Holdings Ltd.	562,800	870,081
NWS Holdings Ltd.	495,000	493,371
Pacific Basin Shipping Ltd.	1,520,000	648,821
PAX Global Technology Ltd.	226,000	163,696
Realord Group Holdings Ltd. (a)	150,000	175,803
Shangri-La Asia Ltd. (a)	374,000	292,540
Silverlake Axis Ltd. Class A	289,900	50,721
SmarTone Telecommunications Holdings Ltd.	109,500	61,080
Stolt-Nielsen SA	8,112	146,889
Vtech Holdings Ltd.	51,800	409,678
Yue Yuen Industrial (Holdings) Ltd. (a)	255,000	430,577
TOTAL BERMUDA		8,861,248
British Virgin Islands - 0.0%
First Pacific Co. Ltd.	750,000	288,852
Canada - 0.0%
Aclara Resources, Inc. (a)	12,118	11,916
Cayman Islands - 0.6%
Apollo Future Mobility Group Ltd. (a)	1,148,000	67,916
ASM Pacific Technology Ltd.	97,300	973,483
C-Mer Eye Care Holdings Ltd.	146,000	100,356
Citychamp Watch & Jewel Gr Ltd. (a)	394,000	71,363
CK Life Sciences International Holding, Inc.	912,000	84,392
Comba Telecom Systems Holdings Ltd. (a)	614,000	142,223
Cowell e Holdings, Inc. (a)	105,000	119,624
Crystal International Group Ltd. (c)	146,500	43,121
EC Healthcare	93,000	106,946
Far East Consortium International Ltd.	341,000	123,464
Fosun Tourism Group (a)(c)	78,400	105,327
Health & Happiness H&H International Holdings Ltd.	72,500	121,834
HKBN Ltd.	249,500	313,340
Hutchison Telecommunications Hong Kong Holdings Ltd.	392,000	64,023
IGG, Inc.	264,000	165,186
Lifestyle International Holdings Ltd. (a)	143,000	78,002
LK Technology Holdings Ltd. (b)	175,000	267,808
MECOM Power & Construction Ltd.	227,000	102,459
MGM China Holdings Ltd. (a)	300,400	200,144
Pacific Textile Holdings Ltd.	292,000	148,371
Perfect Shape (PRC) Holdings Ltd.	116,000	72,716
Razer, Inc. (a)(c)	626,000	184,395
Sa Sa International Holdings Ltd. (a)	344,000	66,022
Sapiens International Corp. NV	9,493	301,698
Stella International Holdings Ltd.	128,000	142,434
Sunevision Holdings Ltd.	222,000	195,107
Texhong Textile Group Ltd.	87,500	113,118
The United Laboratories International Holdings Ltd.	320,000	181,995
Value Partners Group Ltd.	323,000	159,298
Vesync Co. Ltd.	74,000	64,527
Viva China Holdings Ltd.	1,216,000	203,617
Vobile Group Ltd. (a)	371,000	254,210
VSTECS Holdings Ltd.	208,000	206,049
Wynn Macau Ltd. (a)	493,200	445,685
TOTAL CAYMAN ISLANDS		5,990,253
Cyprus - 0.0%
Atalaya Mining PLC	23,990	133,859
Denmark - 1.8%
ALK-Abello A/S (a)	2,078	877,477
Alm. Brand A/S	267,592	507,326
Bavarian Nordic A/S (a)	20,143	592,876
Better Collective A/S (a)(b)	9,476	199,398
cBrain A/S	2,842	88,993
Chemometec A/S	4,944	512,592
D/S Norden A/S	8,053	183,300
DFDS A/S (a)	11,117	542,691
FLSmidth & Co. A/S	16,381	552,206
H Lundbeck A/S	22,016	560,174
ISS Holdings A/S (a)	49,832	938,848
Jyske Bank A/S (Reg.) (a)	17,185	1,012,236
Matas A/S	12,098	202,280
Netcompany Group A/S (c)	12,630	927,854
Nilfisk Holding A/S (a)	7,268	256,030
NKT Holding A/S (a)	12,886	542,495
NNIT A/S (c)	3,962	58,123
NTG Nordic Transport Group A/S (a)	2,146	142,869
Per Aarsleff Holding A/S	5,716	257,553
Ringkjoebing Landbobank A/S	8,721	1,148,029
Royal Unibrew A/S	15,409	1,771,503
Scandinavian Tobacco Group A/S (c)	20,033	431,855
Schouw & Co.	4,031	340,910
SimCorp A/S	12,788	1,192,355
Solar Holding A/S	1,734	185,927
Spar Nord Bank A/S	27,205	391,220
Sydbank A/S	18,848	665,288
The Drilling Co. of 1972 A/S (a)	6,559	255,842
Topdanmark A/S	14,210	812,717
Trifork Holding AG	2,804	108,859
Zealand Pharma A/S (a)	10,997	214,238
TOTAL DENMARK		16,474,064
Faroe Islands - 0.1%
Bakkafrost	15,869	1,093,985
Finland - 1.8%
Admicom OYJ	933	80,008
Aktia Bank Oyj (A Shares)	17,866	231,779
Anora Group Oyj	10,674	121,184
Basware Oyj (a)	3,885	114,060
Cargotec Corp. (B Shares)	12,194	608,811
Caverion Oyj	30,711	212,437
Citycon Oyj	19,643	157,220
F-Secure Oyj	30,087	149,086
Finnair Oyj (a)(b)	199,869	147,898
Harvia Oyj	4,427	233,988
Huhtamaki Oyj	30,618	1,207,075
Kamux Corp.	10,105	129,350
Kemira Oyj	34,371	505,223
Kojamo OYJ	39,013	894,408
Konecranes Oyj	18,756	754,452
Marimekko Oyj	1,927	158,712
Metsa Board OYJ (B Shares)	56,139	605,211
Metso Outotec Oyj	196,254	2,104,747
Musti Group OYJ	10,057	300,569
Neles Oyj	30,871	433,883
Nokian Tyres PLC	41,705	1,410,044
Oriola-KD Oyj	32,814	80,682
Outokumpu Oyj (A Shares) (a)	115,367	747,452
Puuilo Oyj	13,383	121,011
Qt Group Oyj (a)	5,541	643,229
Remedy Entertainment Oyj	2,475	98,030
Revenio Group Oyj	7,584	395,951
Rovio Entertainment OYJ (c)	11,662	91,982
Sanoma Corp.	23,246	351,108
Spinnova Oyj	4,861	59,688
Talenom OYJ	8,964	101,841
TietoEVRY Oyj	28,075	835,415
Tokmanni Group Corp.	14,874	311,228
Uponor Oyj	17,330	384,536
Valmet Corp.	42,577	1,626,200
YIT OYJ	43,356	215,381
TOTAL FINLAND		16,623,879
France - 3.3%
AB Science SA (a)	9,602	97,297
ABC Arbitrage SA	11,303	90,320
Air France KLM (Reg.) (a)(b)	91,311	413,206
Akwel	2,563	63,514
Albioma SA	8,095	316,265
ALD SA (c)	31,921	478,350
Altarea SCA	1,283	228,669
ALTEN	9,214	1,502,860
Aramis Group SAS (c)	6,616	92,525
Atos Origin SA	31,245	1,120,038
Aubay	2,295	136,470
Believe SA	6,069	102,067
Beneteau SA (a)	11,778	196,380
BIC SA	7,888	449,135
Boiron SA	1,617	73,519
Bonduelle SCA	4,136	97,288
Carmila SA	16,158	268,736
Casino Guichard Perrachon SA (a)	11,978	264,941
Cellectis SA (a)	11,475	72,556
CGG SA (a)	224,524	186,899
Chargeurs SA	5,365	135,132
Coface SA	33,187	439,062
Compagnie des Alpes (a)	6,226	103,991
Derichebourg	30,197	379,751
Elior SA (a)(c)	38,516	232,333
Elis SA (a)	60,143	1,098,672
Eramet SA (a)	2,944	305,144
Esker SA	1,671	451,881
Europcar Groupe SA (a)(c)	951,182	542,380
Eutelsat Communications	54,597	676,992
Fnac Darty SA	5,495	326,141
Gaztransport et Technigaz SA	7,025	644,486
Groupe Guillin SA	2,054	54,956
Guerbet	1,564	58,406
ICADE	9,633	695,565
ID Logistics Group (a)	806	292,653
Imerys SA	10,738	493,469
Interparfums SA	5,419	411,749
Ipsos SA	12,632	577,196
JCDecaux SA (a)	20,177	552,328
Kaufman & Broad SA	4,482	177,902
Korian SA	23,396	512,911
Lagardere S.C.A. (Reg.) (a)	11,147	303,462
LISI	5,976	188,962
LNA Sante SA	1,540	71,262
Maisons du Monde SA (c)	10,004	228,416
Manitou BF SA	3,134	116,764
McPhy Energy SA (a)(b)	6,585	123,245
Mercialys SA	22,237	246,508
Mersen SA	5,576	232,554
Metropole Television SA	8,004	156,153
Neoen SA (a)(c)	11,823	420,431
Nexans SA	7,596	686,407
Nexity	12,413	519,754
Peugeot Invest	1,577	212,012
Pharmagest Interactive	1,200	108,423
Plastic Omnium SA	18,621	433,111
Quadient SA	10,914	223,032
Rexel SA	77,205	1,720,870
Rubis SCA	29,547	956,519
SCOR SE	50,048	1,707,266
SES-imagotag SA (a)	1,493	114,339
SMCP S.A.S. (a)(c)	10,629	87,429
Soitec SA (a)	6,893	1,258,442
Sopra Steria Group	4,863	854,978
SPIE SA	40,453	938,289
Technicolor SA (a)	60,260	188,963
Television Francaise 1 SA	13,330	127,415
Trigano SA	2,750	521,023
Vallourec SA (a)	43,362	385,725
Valneva SE (a)(b)	22,070	381,490
Verallia SA (c)	23,169	726,693
Vicat SA	6,390	264,803
Vilmorin & Cie	1,817	102,715
Virbac SA	1,335	537,062
Voltalia SA (a)	7,529	139,087
X-Fab Silicon Foundries SE (a)(c)	18,623	181,671
TOTAL FRANCE		30,879,410
Germany - 5.0%
1&1 AG	14,081	374,792
Aareal Bank AG	18,920	609,461
About You Holding AG	9,888	192,677
Adesso AG	882	182,113
ADVA Optical Networking SE (a)(b)	13,698	229,660
Aixtron AG	35,788	744,138
alstria office REIT-AG (a)	50,611	1,108,749
Amadeus Fire AG	1,811	337,574
ATOSS Software AG	1,261	252,830
AURELIUS AG	9,447	301,509
Aurubis AG	9,945	1,036,699
Basler AG	1,163	156,242
BayWa AG	4,370	184,038
Befesa SA (c)	12,644	892,630
Bertrandt AG	1,772	103,703
Bike24 Holding AG	5,281	84,860
Bilfinger Berger AG	9,125	317,746
Borussia Dortmund GmbH & Co. KGaA (a)	24,577	119,158
CANCOM AG	12,186	739,654
CECONOMY AG	50,788	226,015
CeWe Color Holding AG	1,767	217,141
CompuGroup Medical AG	8,502	563,533
Corestate Capital Holding SA (a)(b)	6,466	86,111
CropEnergies AG	8,303	114,360
CTS Eventim AG (a)	18,201	1,293,860
Datagroup AG	1,324	128,752
Dermapharm Holding SE	5,961	482,056
Deutsche Beteiligungs AG	4,229	175,499
Deutsche EuroShop AG	15,677	294,566
Deutsche Pfandbriefbank AG (c)	42,615	525,866
Deutz AG (a)	38,336	262,664
DIC Asset AG	14,355	246,936
Draegerwerk AG & Co. KGaA	943	52,078
Duerr AG	16,406	726,053
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,684	408,317
ELMOS Semiconductor AG	2,861	177,925
ElringKlinger AG (a)	9,144	108,791
Encavis AG (b)	30,853	486,041
Energiekontor AG	2,015	142,533
Evotec OAI AG (a)	41,584	1,682,685
Fielmann AG	8,008	510,725
Flatex AG (a)	10,403	201,306
Fraport AG Frankfurt Airport Services Worldwide (a)	11,693	798,710
Freenet AG	40,543	1,104,210
Gerresheimer AG	9,930	891,124
GFT Technologies AG	5,407	267,987
Global Fashion Group SA (a)	24,179	110,479
Grenkeleasing AG	8,837	279,129
Hamborner (REIT) AG	22,146	243,614
Hamburger Hafen und Logistik AG	9,579	205,779
Heidelberger Druckmaschinen AG (a)	81,789	256,619
Hensoldt AG	13,388	182,414
Hochtief AG	6,721	522,802
Home24 AG (a)(b)	8,383	94,264
Hornbach Holding AG & Co. KGaA	3,036	465,112
Hornbach-Baumarkt AG	2,519	135,014
Hugo Boss AG	18,928	1,199,061
Hypoport AG (a)	1,129	498,916
INDUS Holding AG	6,001	230,265
Instone Real Estate Group BV (c)	14,871	264,623
Jenoptik AG	16,281	595,859
JOST Werke AG (c)	4,502	226,112
K+S AG	60,454	1,154,160
Kloeckner & Co. AG (a)	23,666	267,289
Koenig & Bauer AG (a)	4,461	139,100
Krones AG	4,511	447,986
KWS Saat AG	3,504	272,281
LPKF Laser & Electronics AG (b)	7,758	154,390
MBB SE	664	97,885
Medios AG (a)	4,001	148,154
Metro Wholesale & Food Specialist AG	39,949	407,790
Mister Spex SE	4,156	48,334
MLP AG	20,734	193,384
Morphosys AG (a)	10,814	346,301
Nagarro SE (a)	2,743	476,886
New Work SE	841	185,495
Nordex Se (a)(b)	32,856	527,246
NORMA Group AG	10,084	366,226
Northern Data AG (a)	1,558	101,279
OHB SE	1,698	69,793
Patrizia Immobilien AG	14,631	318,068
Pfeiffer Vacuum Technology AG	1,251	246,351
PNE AG	11,437	108,654
ProSiebenSat.1 Media AG	51,576	806,697
PVA TePla AG (a)	6,187	216,516
Rheinmetall AG	13,784	1,441,115
SAF-Holland SA (a)	14,495	182,782
Salzgitter AG (a)	11,406	390,227
Schaeffler AG	39,509	293,689
secunet Security Network AG	411	146,342
SGL Carbon AG (a)	19,345	135,034
Shop Apotheke Europe NV (a)(c)	4,284	556,971
Siltronic AG (b)	5,535	722,784
Sixt AG (a)	4,290	697,413
SMA Solar Technology AG	3,301	117,575
Software AG (Bearer)	16,366	630,181
Steico AG	1,783	198,197
STRATEC Biomedical Systems AG	2,494	337,591
Stroer Out-of-Home Media AG	8,996	673,586
Suedzucker AG (Bearer)	22,742	318,406
Synlab AG (a)	11,812	271,640
TAG Immobilien AG	46,343	1,223,841
Takkt AG	10,730	181,658
TeamViewer AG (a)(c)	50,787	767,394
Thyssenkrupp AG	127,780	1,315,072
TUI AG (GB) (a)(b)	358,620	1,236,050
Varta AG (b)	5,745	625,976
VERBIO Vereinigte BioEnergie AG	6,986	445,294
Vitesco Technologies Group AG (a)	5,845	289,360
Vossloh AG	2,817	135,806
Wacker Chemie AG	4,948	722,112
Wacker Construction Equipment AG	10,006	251,368
Westwing Group AG (a)	3,674	88,209
Wustenrot & Wurttembergische AG	7,523	158,799
ZEAL Network SE	4,842	207,883
TOTAL GERMANY		47,516,759
Gibraltar - 0.1%
888 Holdings PLC	117,534	405,706
Hong Kong - 0.6%
Bank of East Asia Ltd.	415,000	708,285
BOCOM International Holdings Co. Ltd.	222,000	36,518
Champion (REIT)	658,000	333,459
CITIC 1616 Holdings Ltd.	527,000	191,881
Dah Sing Banking Group Ltd.	164,800	156,246
Dah Sing Financial Holdings Ltd.	53,600	173,789
Guotai Junan International Holdings Ltd.	817,000	110,688
Hang Lung Group Ltd.	258,000	574,187
Hong Kong & Shanghai Hotels Ltd. (a)	125,500	121,120
Hong Kong Television Network Ltd.	155,000	143,635
Hysan Development Co. Ltd.	197,000	604,712
Melco International Development Ltd. (a)	216,000	252,206
Nissin Foods Co. Ltd.	102,000	74,880
PCCW Ltd.	1,347,000	709,354
Prosperity (REIT)	413,000	160,553
Shun Tak Holdings Ltd. (a)	430,000	113,990
SJM Holdings Ltd. (a)	628,000	404,166
Sun Hung Kai & Co. Ltd.	142,000	76,190
Sunlight (REIT)	318,000	173,067
Vitasoy International Holdings Ltd.	236,000	460,819
Zensun Enterprises Ltd.	181,000	102,451
TOTAL HONG KONG		5,682,196
Ireland - 0.8%
AIB Group PLC (a)	257,457	680,019
Bank of Ireland Group PLC (a)	306,678	2,066,971
C&C Group PLC (United Kingdom) (a)	124,279	372,568
Cairn Homes PLC	206,878	289,595
Dalata Hotel Group PLC (a)	63,447	302,639
Glanbia PLC	64,280	882,894
Glenveagh Properties PLC (a)(c)	222,011	304,748
Grafton Group PLC unit	71,768	1,128,095
Greencore Group PLC (a)	166,282	278,120
Hibernia (REIT) PLC	209,765	299,616
Irish Residential Properties REIT PLC	142,385	268,106
Origin Enterprises PLC	44,419	170,047
Uniphar PLC	73,499	323,544
TOTAL IRELAND		7,366,962
Isle of Man - 0.1%
Kape Technologies PLC (a)	33,185	165,680
Playtech Ltd. (a)	96,713	761,894
Strix Group PLC (b)	65,197	214,071
TOTAL ISLE OF MAN		1,141,645
Israel - 3.1%
AFI Properties Ltd.	3,420	217,707
Airport City Ltd. (a)	21,609	523,602
Alony Hetz Properties & Investments Ltd.	46,601	865,653
Altshuler Shaham Provident Funds & Pension Ltd.	18,176	93,941
Amot Investments Ltd.	65,041	548,618
Arad Investment & Industrial Development Ltd.	1,022	146,872
Ashtrom Group Ltd.	12,761	355,489
AudioCodes Ltd.	8,265	242,566
Azorim Investment Development & Construction Co. Ltd. (a)	26,655	163,447
Bezeq The Israel Telecommunication Corp. Ltd. (a)	654,981	1,120,880
Big Shopping Centers Ltd.	3,335	534,059
Blue Square Real Estate Ltd.	1,645	148,993
Caesarstone Sdot-Yam Ltd.	7,589	93,572
Camtek Ltd. (a)	8,973	317,771
Cellcom Israel Ltd. (Israel) (a)	28,327	165,287
Cellebrite DI Ltd. (a)(b)	11,814	70,884
Clal Insurance Enterprises Holdings Ltd. (a)	19,203	448,317
Cognyte Software Ltd. (a)	20,829	225,995
Compugen Ltd. (a)(b)	26,476	93,990
Danel Adir Yeoshua Ltd.	1,618	384,437
Delek Automotive Systems Ltd.	16,195	248,138
Delek Group Ltd. (a)	2,841	317,003
Delta Galil Industries Ltd.	2,827	175,582
Doral Group Renewable Energy Resources Ltd. (a)	18,548	75,296
Elco Ltd.	3,025	252,290
Electra Consumer Products 1970 Ltd.	3,474	217,413
Electra Israel Ltd.	660	479,560
Electra Real Estate Ltd.	7,181	156,578
Electreon Wireless Ltd. (a)	1,382	61,778
Energix-Renewable Energies Ltd.	69,171	275,119
Enlight Renewable Energy Ltd. (a)	290,086	652,496
Equital Ltd. (a)	6,962	304,618
Fattal Holdings 1998 Ltd. (a)	1,953	233,035
FIBI Holdings Ltd.	5,593	254,436
First International Bank of Israel	17,418	720,844
Formula Systems (1985) Ltd.	2,895	323,851
Fox Wizel Ltd.	2,363	457,610
Gav-Yam Lands Corp. Ltd.	44,007	557,491
Gazit-Globe Ltd.	21,547	222,931
Gilat Satellite Networks Ltd.	9,803	75,162
Harel Insurance Investments and Financial Services Ltd.	37,168	428,934
Hilan Ltd.	4,624	296,103
IDI Insurance Co. Ltd.	2,541	92,396
Isracard Ltd.	63,126	348,396
Israel Canada T.R Ltd.	35,637	221,113
Israel Corp. Ltd. (Class A) (a)	1,215	492,042
Isras Investment Co. Ltd.	511	132,068
Ituran Location & Control Ltd.	5,929	142,652
M Yochananof & Sons Ltd.	1,599	120,630
Magic Software Enterprises Ltd.	8,512	161,990
Malam Team Ltd.	2,414	80,914
Matrix IT Ltd.	10,861	302,526
Maytronics Ltd.	13,804	294,361
Mega Or Holdings Ltd.	7,459	338,146
Melisron Ltd. (a)	6,741	589,896
Menora Mivtachim Holdings Ltd.	7,977	194,725
Migdal Insurance & Financial Holdings Ltd.	116,250	204,559
Mivne Real Estate KD Ltd.	189,167	806,174
Nano Dimension Ltd. ADR (a)(b)	80,917	296,965
Naphtha Israel Petroleum Corp. Ltd. (a)	9,052	72,064
Nayax Ltd.	25,827	66,309
Nova Ltd. (a)	8,953	1,032,364
Oil Refineries Ltd. (a)	556,734	183,092
One Software Technologies Ltd.	12,406	216,343
OPC Energy Ltd. (a)	28,683	335,272
Partner Communications Co. Ltd. (a)	43,550	385,090
Paz Oil Co. Ltd. (a)	3,304	466,259
Perion Network Ltd. (a)	12,429	241,874
Plus500 Ltd.	28,765	571,160
Prashkovsky Investments & Construction Ltd.	2,208	99,679
Property & Building Corp. Ltd. (a)	933	123,883
Radware Ltd. (a)	12,932	434,903
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,824	226,427
Reit 1 Ltd.	56,476	408,931
Retailors Ltd.	3,823	118,963
Riskified Ltd. (a)	5,130	35,756
Shapir Engineering and Industry Ltd.	45,127	433,820
Shikun & Binui Ltd. (a)	74,693	479,957
Shufersal Ltd.	83,731	785,623
Sisram Medical Ltd. (c)	49,200	49,697
Strauss Group Ltd.	16,510	546,613
Summit Real Estate Holdings Ltd. (a)	11,649	287,232
Taboola.com Ltd. (a)	18,044	109,166
Tadiran Group Ltd.	949	141,118
Taro Pharmaceutical Industries Ltd. (a)	2,980	139,524
The Phoenix Holdings Ltd.	47,783	566,833
Tower Semiconductor Ltd. (a)	32,382	1,101,770
Tremor International Ltd. (a)	33,551	236,357
UroGen Pharma Ltd. (a)(b)	8,776	67,751
YH Dimri Construction & Development Ltd.	2,361	245,394
ZIM Integrated Shipping Services Ltd.	12,705	847,678
TOTAL ISRAEL		29,424,803
Italy - 3.0%
A2A SpA	494,479	939,305
ACEA SpA	13,452	271,871
Anima Holding SpA (c)	81,609	412,767
Arnoldo Mondadori Editore SpA (a)	41,291	95,092
Ascopiave SpA	25,978	106,116
Autogrill SpA (a)	60,794	456,526
Azimut Holding SpA	33,939	912,927
Banca Generali SpA	18,454	743,245
Banca IFIS SpA	7,646	153,451
Banca Mediolanum S.p.A.	70,304	683,419
Banca Monte dei Paschi di Siena SpA (a)(b)	94,752	97,953
Banca Popolare di Sondrio SCARL	143,089	601,865
Banco BPM SpA	430,367	1,341,694
BFF Bank SpA (c)	52,640	402,483
Biesse SpA (a)	4,320	112,082
BPER Banca	334,444	704,080
Brembo SpA	47,552	632,208
Brunello Cucinelli SpA (a)	10,743	623,880
Buzzi Unicem SpA	30,402	634,826
Carel Industries SpA (c)	11,048	265,990
Cementir SpA	15,077	132,930
CIR SpA (a)	223,614	106,281
Credito Emiliano SpA	26,943	185,848
Danieli & C. Officine Meccaniche SpA	3,142	85,463
Datalogic SpA	3,985	62,255
De'Longhi SpA	21,423	738,269
Digital Bros SpA	1,624	51,626
Digital Value SpA (a)	1,101	114,053
Dovalue SpA (c)	18,945	164,271
El.En. Group SpA	13,845	223,477
Enav SpA (a)(c)	85,454	392,624
ERG SpA	18,980	553,456
Esprinet SpA	9,643	132,202
Falck Renewables SpA	36,787	361,236
Fila SpA	5,756	59,115
Fincantieri SpA (a)(b)	161,047	103,107
Gruppo MutuiOnline SpA	8,207	390,636
GVS SpA (c)	22,101	247,472
Hera SpA	258,618	1,075,173
Illimity Bank SpA (a)	17,402	254,628
Immobiliare Grande Distribuzione SpA (a)	14,831	69,043
Interpump Group SpA	22,340	1,379,576
Iren SpA	205,368	617,830
Italgas SpA	153,354	1,017,416
Italmobiliare SpA	4,021	143,853
Iveco Group NV (a)	68,473	733,589
Juventus Football Club SpA (a)(b)	319,154	136,427
La Doria SpA	5,203	96,463
Leonardo SpA (a)	127,649	921,981
Maire Tecnimont SpA	46,702	223,042
MARR SpA	10,499	223,571
MFE-MediaForEurope NV	91,659	116,960
MFE-MediaForEurope NV Class A (a)	96,042	80,186
OVS (a)(c)	68,882	191,385
Pharmanutra SpA	1,224	90,838
Piaggio & C SpA	51,108	163,604
Pirelli & C. SpA (c)	110,764	783,128
Rai Way SpA (c)	30,093	170,992
Reply SpA	6,494	1,091,321
Saipem SpA (a)(b)	175,451	268,372
Salcef Group SpA	5,318	144,066
Salvatore Ferragamo Italia SpA (a)	16,001	342,882
Sanlorenzo SpA	3,815	165,412
Saras Raffinerie Sarde SpA (a)	180,131	112,977
Seco SpA	10,163	80,209
Sesa SpA	2,446	442,400
Societa Cattolica Di Assicurazioni SCRL (a)	14,374	91,723
SOL SpA	11,457	245,071
Tamburi Investment Partners SpA	32,071	326,530
Technogym SpA (c)	41,344	352,849
Tinexta SpA	6,704	238,150
Tod's SpA (a)	3,141	169,290
Unipol Gruppo SpA	124,358	699,605
Webuild SpA (b)	126,355	264,677
Webuild SpA warrants 8/2/30 (a)(d)	6,641	6,431
Wiit SpA	3,094	109,294
Zignago Vetro SpA	6,948	120,321
TOTAL ITALY		28,057,366
Japan - 27.2%
77 Bank Ltd.	16,900	223,663
ABC-MART, Inc.	10,400	474,855
Activia Properties, Inc.	207	700,664
Adastria Co. Ltd.	6,900	103,382
Adeka Corp.	24,600	533,745
Advan Group Co. Ltd.	6,100	51,063
Advance Residence Investment Corp.	415	1,223,542
Aeon (REIT) Investment Corp.	482	613,056
Aeon Delight Co. Ltd.	6,800	184,044
AEON Financial Service Co. Ltd.	34,100	357,892
Aeon Hokkaido Corp.	6,600	61,507
AEON MALL Co. Ltd.	32,300	466,944
Ai Holdings Corp.	11,600	179,777
Aica Kogyo Co. Ltd.	16,000	440,814
Aichi Corp.	8,700	61,648
Aichi Steel Corp.	3,100	69,746
Aida Engineering Ltd.	14,200	129,912
Aiful Corp.	99,400	298,553
Ain Holdings, Inc.	7,800	400,926
Air Water, Inc.	58,000	884,063
Airtrip Corp.	4,100	102,044
Alfresa Holdings Corp.	59,500	848,403
Alpen Co. Ltd.	4,500	78,267
Alpha Systems, Inc.	2,000	63,129
Alps Electric Co. Ltd.	65,700	716,555
Altech Corp.	5,000	78,565
Amada Co. Ltd.	107,700	1,042,698
Amano Corp.	16,900	339,004
AnGes MG, Inc. (a)	45,900	123,004
Anicom Holdings, Inc.	23,100	146,681
Anritsu Corp.	43,600	602,068
Aoki International Co. Ltd.	11,600	59,219
Aozora Bank Ltd.	37,300	838,613
Arata Corp.	4,500	157,195
Arcland Sakamoto Co. Ltd.	8,500	116,092
Arcland Service Holdings Co. Ltd.	4,700	89,206
ARCS Co. Ltd.	13,600	255,643
Argo Graphics, Inc.	4,900	133,794
Ariake Japan Co. Ltd.	5,700	302,272
ARTERIA Networks Corp.	7,900	93,604
As One Corp.	10,200	505,381
Asahi Holdings, Inc.	23,900	463,070
Asics Corp.	48,000	931,951
ASKUL Corp.	11,500	140,354
Atom Corp.	36,700	244,986
Autobacs Seven Co. Ltd.	20,700	251,017
Avex, Inc.	10,700	119,940
Axial Retailing, Inc.	5,200	147,996
Bank of Kyoto Ltd.	19,500	909,142
BASE, Inc. (a)	24,500	98,712
BayCurrent Consulting, Inc.	4,200	1,593,979
Belc Co. Ltd.	3,300	154,950
Bell System24 Holdings, Inc.	10,400	128,438
Belluna Co. Ltd.	15,700	99,346
Benesse Holdings, Inc.	21,000	409,547
BeNext-Yumeshin Group Co.	17,200	234,633
Bengo4.Com, Inc. (a)	2,500	105,128
Bic Camera, Inc.	29,700	259,422
BML, Inc.	7,000	212,755
Broadleaf Co. Ltd.	27,700	84,549
Bunka Shutter Co. Ltd.	15,900	145,420
Bushiroad, Inc. (a)	4,200	50,892
Calbee, Inc.	27,500	632,989
Canon Electronics, Inc.	6,000	84,854
Canon Marketing Japan, Inc.	14,500	296,149
Casio Computer Co. Ltd.	61,300	766,674
Cawachi Ltd.	3,800	76,425
CellSource Co. Ltd. (a)	1,800	60,574
Central Glass Co. Ltd.	10,100	187,388
Change, Inc. (a)	10,300	130,259
Chiyoda Corp. (a)	49,300	145,532
Chofu Seisakusho Co. Ltd.	5,700	97,712
Chudenko Corp.	9,200	169,932
Chugoku Electric Power Co., Inc.	91,700	720,728
Chugoku Marine Paints Ltd.	10,700	85,852
Ci Takiron Corp.	12,400	59,499
Citizen Watch Co. Ltd.	84,300	360,840
CKD Corp.	16,100	297,213
Coca-Cola West Co. Ltd.	39,100	458,657
COLOPL, Inc.	18,400	101,318
Colowide Co. Ltd.	22,900	330,882
Comforia Residential REIT, Inc.	197	528,460
COMSYS Holdings Corp.	35,600	847,074
Comture Corp.	7,100	173,235
CONEXIO Corp.	4,900	59,146
Cosmo Energy Holdings Co. Ltd.	17,400	349,807
CRE Logistics REIT, Inc.	169	293,651
Create Restaurants Holdings, Inc.	36,710	235,301
Create SD Holdings Co. Ltd.	8,400	226,709
Credit Saison Co. Ltd.	46,800	522,396
Curves Holdings Co. Ltd.	16,300	99,483
CYBERDYNE, Inc. (a)(b)	34,700	107,853
Cybozu, Inc.	7,500	93,037
Dai-Dan Co. Ltd.	4,000	78,698
Daicel Chemical Industries Ltd.	81,300	599,701
Daido Steel Co. Ltd.	8,200	316,876
Daihen Corp.	6,000	214,424
Daiho Corp.	3,200	102,079
Daiichi Jitsugyo Co. Ltd.	2,300	83,888
Daiichikosho Co. Ltd.	11,200	317,365
Daiken Corp.	3,100	57,172
Daiki Aluminum Industry Co. Ltd.	8,300	113,880
Daikokutenbussan Co. Ltd.	1,600	62,834
Daio Paper Corp.	26,700	434,405
Daiseki Co. Ltd.	13,880	556,041
Daishi Hokuetsu Financial Group, Inc.	11,600	268,974
Daiwa Industries Ltd.	8,900	87,636
Daiwa Office Investment Corp.	100	626,570
Daiwa Securities Living Invest	572	559,726
Daiwabo Holdings Co. Ltd.	27,400	391,753
DCM Holdings Co. Ltd.	38,600	366,353
Demae-Can Co. Ltd. (a)	15,600	101,547
DeNA Co. Ltd.	26,800	416,744
Denka Co. Ltd.	25,100	883,978
Descente Ltd. (a)	9,700	302,252
Dexerials Corp.	17,300	475,710
Dic Corp.	24,000	615,727
Digital Arts, Inc.	3,600	212,104
Digital Garage, Inc.	10,500	371,467
Dip Corp.	11,400	360,918
Direct Marketing MiX, Inc.	4,800	59,140
Dmg Mori Co. Ltd.	35,800	568,067
Doshisha Co. Ltd.	6,500	86,076
Doutor Nichires Holdings Co., Ltd.	9,400	130,936
Dowa Holdings Co. Ltd.	15,600	676,319
DTS Corp.	11,900	253,935
Duskin Co. Ltd.	12,100	290,783
Dydo Group Holdings, Inc.	2,900	119,815
Eagle Industry Co. Ltd.	7,900	75,744
Earth Corp.	4,900	249,728
Ebara Corp.	30,100	1,475,251
EDION Corp.	24,700	230,496
eGuarantee, Inc.	11,000	180,990
Eiken Chemical Co. Ltd.	9,600	143,904
Eizo Corp.	4,700	161,655
Elan Corp.	10,600	93,237
Elecom Co. Ltd.	14,500	175,498
Electric Power Development Co. Ltd.	46,200	606,253
EM Systems Co. Ltd.	11,200	63,306
en japan, Inc.	9,400	226,560
eRex Co. Ltd.	8,400	111,015
ES-Con Japan Ltd.	11,000	73,332
ESPEC Corp.	5,600	99,482
euglena Co. Ltd. (a)	31,200	198,012
Exedy Corp.	9,300	136,515
Exeo Group, Inc.	31,600	642,237
Ezaki Glico Co. Ltd.	15,100	489,577
Fancl Corp.	24,700	629,071
FCC Co. Ltd.	10,900	140,166
Ferrotec Holdings Corp.	13,100	326,906
Financial Products Group Co. Ltd.	19,700	113,403
Food & Life Companies Ltd.	34,800	1,042,681
FP Corp.	14,700	472,165
Freee KK (a)	10,400	411,132
Frontier Real Estate Investment Corp.	154	649,848
Fuji Co. Ltd.	5,400	89,168
Fuji Corp.	21,600	498,594
Fuji Kyuko Co. Ltd.	6,900	247,647
Fuji Media Holdings, Inc.	14,800	149,320
Fuji Oil Holdings, Inc.	15,200	307,552
Fuji Seal International, Inc.	13,300	250,107
Fuji Soft ABC, Inc.	7,400	310,022
Fujicco Co. Ltd.	6,100	102,730
Fujikura Ltd. (a)	74,700	403,916
Fujimi, Inc.	5,400	326,944
Fujimori Kogyo Co. Ltd.	4,600	163,510
Fujio Food Group, Inc.	5,000	56,624
Fujitec Co. Ltd.	20,200	480,447
Fujitsu General Ltd.	19,000	385,567
Fujiya Co. Ltd.	3,300	65,332
Fukui Computer Holdings, Inc.	2,600	67,798
Fukuoka (REIT) Investment Fund	201	282,630
Fukuoka Financial Group, Inc.	54,300	1,066,406
Fukushima Industries Corp.	3,800	139,543
Fukuyama Transporting Co. Ltd.	8,800	276,974
Fullcast Holdings Co. Ltd.	5,900	111,013
Funai Soken Holdings, Inc.	11,600	240,406
Furukawa Co. Ltd.	8,900	99,626
Furukawa Electric Co. Ltd.	21,200	436,072
Fuso Chemical Co. Ltd.	5,600	219,094
Future Corp.	16,100	206,559
Fuyo General Lease Co. Ltd.	5,300	351,542
G-7 Holdings, Inc.	6,300	76,095
G-Tekt Corp.	7,000	84,180
Gakken Holdings Co. Ltd.	8,400	76,815
Genky DrugStores Co. Ltd.	2,200	69,037
Geo Holdings Corp.	8,700	85,937
giftee, Inc. (a)	3,900	41,433
Giken Ltd.	5,300	180,887
Global One Real Estate Investment Corp.	303	298,512
GLOBERIDE, Inc.	4,900	117,941
Glory Ltd.	15,000	282,070
GMO Financial Gate, Inc.	400	52,533
GMO Financial Holdings, Inc.	11,200	83,851
GMO GlobalSign Holdings KK	1,600	46,788
GMO Internet, Inc.	21,200	453,587
GNI Group Ltd. (a)	13,500	123,227
Goldcrest Co. Ltd.	5,100	79,957
GOLDWIN, Inc.	7,500	389,295
GREE, Inc. (b)	34,400	261,341
GS Yuasa Corp.	20,900	447,131
GungHo Online Entertainment, Inc.	15,000	314,990
Gunma Bank Ltd.	110,000	361,423
Gunze Ltd.	4,600	159,919
H.I.S. Co. Ltd. (a)	13,200	218,655
H.U. Group Holdings, Inc.	16,300	413,986
H2O Retailing Corp.	27,700	191,635
Halows Co. Ltd.	3,000	72,087
Hamakyorex Co. Ltd.	4,800	119,263
Hankyu REIT, Inc.	197	255,151
Hanwa Co. Ltd.	10,700	293,847
Harmonic Drive Systems, Inc.	15,200	601,201
Haseko Corp.	80,800	1,025,963
Hazama Ando Corp.	56,900	435,404
HEALIOS KK (a)	6,500	59,085
Heiwa Corp.	17,400	278,261
Heiwa Real Estate (REIT), Inc.	283	348,129
Heiwa Real Estate Co. Ltd.	9,800	334,770
Heiwado Co. Ltd.	9,200	155,004
Hennge K.K. (a)	3,400	37,813
Hiday Hidaka Corp.	7,800	112,782
Hioki EE Corp.	2,900	168,480
Hirata Corp.	2,700	136,109
Hirogin Holdings, Inc.	88,700	517,054
Hisamitsu Pharmaceutical Co., Inc.	16,100	490,533
Hitachi Transport System Ltd.	9,900	453,895
Hitachi Zosen Corp.	51,000	339,548
Hogy Medical Co. Ltd.	7,200	193,640
Hokkaido Electric Power Co., Inc.	54,300	236,879
Hokkoku Financial Holdings, Inc.	6,600	169,811
Hokuetsu Kishu Paper Co. Ltd.	38,600	256,040
Hokuhoku Financial Group, Inc.	37,500	295,505
Hokuriku Electric Power Co., Inc.	53,100	262,035
Hokuto Corp.	6,300	106,805
Horiba Ltd.	10,700	575,940
Hoshino Resorts REIT, Inc.	64	361,637
Hosiden Corp.	15,300	152,682
Hosokawa Micron Corp.	4,100	104,197
House Foods Group, Inc.	19,100	490,820
Hulic (REIT), Inc.	384	551,937
Ichibanya Co. Ltd.	4,500	180,431
Ichigo Real Estate Investment Corp.	382	272,759
Ichigo, Inc.	79,800	196,222
Ichikoh Industries Ltd.	11,300	49,735
Idec Corp.	8,900	189,594
IDOM, Inc.	18,600	107,257
IHI Corp.	41,500	838,018
Iino Kaiun Kaisha Ltd.	21,800	102,317
Inaba Denki Sangyo Co. Ltd.	15,100	349,930
Inabata & Co. Ltd.	14,000	210,956
Inageya Co. Ltd.	6,600	80,516
Industrial & Infrastructure Fund Investment Corp.	588	985,804
Infocom Corp.	7,300	116,329
Infomart Corp.	61,400	356,856
Information Services Inter-Dentsu Ltd.	7,200	224,467
INFRONEER Holdings, Inc.	68,016	626,757
Insource Co. Ltd.	6,700	107,126
Internet Initiative Japan, Inc.	16,200	536,513
Invincible Investment Corp.	1,924	606,080
IR Japan Holdings Ltd.	2,800	124,694
Iriso Electronics Co. Ltd.	6,200	251,744
Isetan Mitsukoshi Holdings Ltd.	106,400	836,396
ITOCHU Advance Logistics Investment Corp.	180	245,530
Itochu Enex Co. Ltd.	16,600	145,015
Itochushokuhin Co. Ltd.	1,600	67,789
Itoham Yonekyu Holdings, Inc.	47,000	275,754
Iwatani Corp.	14,800	697,727
Iyo Bank Ltd.	71,500	371,132
Izumi Co. Ltd.	10,200	282,149
J-Oil Mills, Inc.	5,800	85,761
J. Front Retailing Co. Ltd.	76,900	689,892
JAC Recruitment Co. Ltd.	4,700	81,716
JACCS Co. Ltd.	6,600	178,586
JAFCO Co. Ltd.	24,300	388,017
Japan Airport Terminal Co. Ltd. (a)	19,100	827,572
Japan Aviation Electronics Industry Ltd.	14,600	233,338
Japan Display, Inc. (a)	291,700	94,274
Japan Elevator Service Holdings Co. Ltd.	18,200	262,192
Japan Excellent, Inc.	384	441,621
Japan Hotel REIT Investment Corp.	1,410	687,391
Japan Lifeline Co. Ltd.	18,900	165,457
Japan Logistics Fund, Inc.	257	712,361
Japan Material Co. Ltd.	19,900	290,857
Japan Medical Dynamic Marketing, Inc.	4,600	60,116
Japan Petroleum Exploration Co. Ltd.	10,800	258,120
Japan Prime Realty Investment Corp.	257	839,553
Japan Pulp & Paper Co. Ltd.	3,300	114,932
Japan Securities Finance Co. Ltd.	28,800	234,069
Japan Steel Works Ltd.	18,800	624,996
Japan Wool Textile Co. Ltd.	15,100	115,569
JCR Pharmaceuticals Co. Ltd.	20,500	361,072
Jcu Corp.	6,200	269,151
JDC Corp.	12,700	58,728
JEOL Ltd.	11,600	632,460
JGC Corp.	69,600	683,908
JIG-SAW, Inc. (a)	1,500	66,283
JINS Holdings, Inc.	4,200	259,645
Jm Holdings Co. Ltd.	4,000	56,613
JMDC, Inc. (a)	8,000	371,284
Joshin Denki Co. Ltd.	5,300	96,589
Joyful Honda Co. Ltd.	17,400	231,666
JSP Corp.	4,100	57,549
JTEKT Corp.	65,100	566,286
JTOWER, Inc. (a)	2,800	128,300
Juroku Financial Group, Inc.	9,000	178,952
Justsystems Corp.	10,100	437,150
K's Holdings Corp.	53,300	524,508
Kadokawa Corp.	30,500	633,307
KAGA ELECTRONICS Co. Ltd.	5,000	129,543
Kagome Co. Ltd.	23,800	619,309
Kaken Pharmaceutical Co. Ltd.	9,400	336,129
Kameda Seika Co. Ltd.	4,200	152,569
Kamigumi Co. Ltd.	32,500	628,013
Kanamoto Co. Ltd.	9,700	188,612
Kandenko Co. Ltd.	32,400	241,075
Kaneka Corp.	15,000	488,624
Kanematsu Corp.	24,000	261,081
Kanematsu Electronics Ltd.	3,600	118,763
Kanto Denka Kogyo Co. Ltd.	12,700	121,612
Kappa Create Co. Ltd. (a)	7,500	88,029
Katakura Industries Co. Ltd.	6,700	133,093
Katitas Co. Ltd.	16,100	491,067
Kato Sangyo	7,200	206,134
Kawasaki Heavy Industries Ltd.	45,000	872,035
Kawasaki Kisen Kaisha Ltd. (a)	14,800	922,468
KeePer Technical Laboratory Co. Ltd.	4,500	74,245
Keihan Electric Railway Co., Ltd.	30,400	704,946
Keihanshin Bldg Co. Ltd.	9,000	104,174
Keikyu Corp.	69,600	712,343
Keiyo Co. Ltd.	11,300	84,758
Kenedix Office Investment Corp.	135	819,695
Kenedix Residential Investment Corp.	299	521,243
Kenedix Retail REIT Corp.	184	430,689
Kewpie Corp.	33,200	684,904
Kfc Holdings Japan Ltd.	4,600	115,212
KH Neochem Co. Ltd.	10,500	269,342
Ki-Star Real Estate Co. Ltd.	2,800	171,335
Kinden Corp.	38,900	556,041
Kintetsu Department Store Co. Ltd. (a)	2,600	60,107
Kintetsu World Express, Inc.	11,400	283,615
Kisoji Co. Ltd.	7,000	133,644
Kissei Pharmaceutical Co. Ltd.	8,200	165,573
Kitanotatsujin Corp.	22,300	43,233
Kitz Corp.	18,500	107,553
Koa Corp.	9,600	122,187
Kobe Steel Ltd.	106,300	507,414
Kohnan Shoji Co. Ltd.	7,700	228,341
Kokuyo Co. Ltd.	26,400	384,877
KOMEDA Holdings Co. Ltd.	14,600	270,251
KOMERI Co. Ltd.	9,400	219,166
Konica Minolta, Inc.	142,700	601,539
Konishi Co. Ltd.	9,000	128,331
Konoike Transport Co. Ltd.	8,100	82,984
Koshidaka Holdings Co. Ltd.	13,100	71,128
Kotobuki Spirits Co. Ltd.	5,900	239,930
Kumagai Gumi Co. Ltd.	11,100	282,936
Kumiai Chemical Industry Co. Ltd.	25,200	174,181
Kura Sushi, Inc.	6,500	195,544
Kuraray Co. Ltd.	95,200	855,261
Kureha Chemical Industry Co. Ltd.	4,900	365,814
Kusuri No Aoki Holdings Co. Ltd.	5,000	298,266
Kyb Corp.	5,700	148,389
Kyoei Steel Ltd.	6,400	86,980
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,400	119,743
Kyorin Holdings, Inc.	12,200	193,800
Kyoritsu Maintenance Co. Ltd.	9,300	332,689
Kyudenko Corp.	13,400	342,739
Kyushu Electric Power Co., Inc.	127,200	942,524
Kyushu Financial Group, Inc.	109,600	423,478
Kyushu Railway Co.	42,200	881,580
LaSalle Logiport REIT	563	900,620
Leopalace21 Corp. (a)	57,200	83,946
LIFE Corp.	4,700	126,294
Lifenet Insurance Co. (a)	15,400	86,926
Link & Motivation, Inc.	11,100	43,938
Lintec Corp.	13,300	308,931
LITALICO, Inc.	6,200	154,730
M&A Capital Partners Co. Ltd. (a)	4,500	193,786
Mabuchi Motor Co. Ltd.	15,100	475,418
Macnica Fuji Electronics Holdings, Inc.	14,900	329,662
Maeda Kosen Co. Ltd.	5,600	167,226
Makino Milling Machine Co. Ltd.	7,500	259,089
Makuake, Inc. (a)(b)	1,600	31,441
Mandom Corp.	11,400	136,695
Mani, Inc.	23,600	341,008
Maruha Nichiro Corp.	12,500	267,074
Marui Group Co. Ltd.	60,000	1,157,629
Maruichi Steel Tube Ltd.	17,800	396,510
Maruwa Ceramic Co. Ltd.	3,100	407,872
Maruwa Unyu Kikan Co. Ltd.	12,200	139,247
Maruzen Showa Unyu Co. Ltd.	3,900	108,257
Matsuda Sangyo Co. Ltd.	3,600	73,845
Matsui Securities Co. Ltd.	36,900	258,061
Matsumotokiyoshi Holdings Co. Ltd.	33,770	1,155,881
Matsuya Co. Ltd. (a)	8,700	54,039
Matsuyafoods Holdings Co. Ltd.	2,700	83,807
Max Co. Ltd.	7,500	119,596
Maxell Ltd.	14,300	153,378
Maxvalu Tokai Co. Ltd.	2,900	69,307
MCJ Co. Ltd.	20,900	179,430
Mebuki Financial Group, Inc.	310,900	693,547
Media Do Co. Ltd.	2,800	62,212
Medical Data Vision Co. Ltd.	8,200	72,589
Medley, Inc. (a)	6,600	114,398
MedPeer, Inc. (a)	4,100	103,650
Megachips Corp.	5,100	185,919
Megmilk Snow Brand Co. Ltd.	14,500	258,284
Meidensha Corp.	10,800	228,894
Meiko Electronics Co. Ltd.	6,300	217,555
Meitec Corp.	7,700	451,102
Melco Holdings, Inc.	1,800	57,102
Menicon Co. Ltd.	18,000	399,434
Metawater Co. Ltd.	7,300	129,478
Micronics Japan Co. Ltd.	8,800	121,402
Midac Holdings Co. Ltd.	2,500	58,647
Mie Kotsu Group Holdings, Inc.	15,600	63,351
Milbon Co. Ltd.	7,800	368,271
Mimasu Semiconductor Industries Co. Ltd.	5,100	109,590
Mirai Corp.	524	220,251
Mirait Holdings Corp.	29,100	483,114
Miroku Jyoho Service Co., Ltd.	5,500	57,557
Mitani Sekisan Co. Ltd.	3,200	180,144
Mitsubishi Estate Logistics REIT Investment Corp.	117	459,690
Mitsubishi Logisnext Co. Ltd.	8,400	72,966
Mitsubishi Logistics Corp.	16,600	400,701
Mitsubishi Materials Corp.	35,300	629,700
Mitsubishi Motors Corp. of Japan (a)	211,700	604,447
Mitsubishi Pencil Co. Ltd.	11,100	115,832
Mitsubishi Research Institute, Inc.	2,300	74,804
Mitsubishi Shokuhin Co. Ltd.	4,800	117,801
Mitsuboshi Belting Ltd.	7,200	132,764
Mitsui Fudosan Logistics Park, Inc.	162	797,882
Mitsui High-Tec, Inc.	6,200	458,864
Mitsui Mining & Smelting Co. Ltd.	18,100	511,831
Mitsui OSK Lines Ltd.	34,300	2,656,277
Mitsui Sugar Co. Ltd.	5,200	89,473
Mitsui-Soko Co. Ltd.	5,900	122,900
Mitsuuroko Group Holdings Co. Ltd.	8,900	80,221
mixi, Inc.	13,600	251,767
Mizuho Leasing Co. Ltd.	8,500	237,408
Mizuno Corp.	5,500	105,891
Mochida Pharmaceutical Co. Ltd.	7,700	239,504
Modec, Inc.	6,200	62,172
Monex Group, Inc.	49,000	248,424
Money Forward, Inc. (a)	13,400	609,783
Mori Hills REIT Investment Corp.	484	593,764
Mori Trust Hotel (REIT), Inc.	102	104,884
MORI TRUST Sogo (REIT), Inc.	312	377,966
Morinaga & Co. Ltd.	12,000	382,450
Morinaga Milk Industry Co. Ltd.	11,800	572,089
Morita Holdings Corp.	9,600	106,394
MOS Food Services, Inc.	7,600	200,145
Musashi Seimitsu Industry Co. Ltd.	14,400	216,918
Nabtesco Corp.	34,400	1,075,309
Nachi-Fujikoshi Corp.	4,700	175,601
Nafco Co. Ltd.	4,300	62,797
Nagaileben Co. Ltd.	6,700	122,404
Nagase & Co. Ltd.	31,400	501,543
Nagawa Co. Ltd.	2,300	194,495
Nagoya Railroad Co. Ltd. (a)	59,000	931,671
Nakanishi, Inc.	22,300	395,412
Nankai Electric Railway Co. Ltd.	32,200	639,292
NEC Networks & System Integration Corp.	21,200	305,922
Net One Systems Co. Ltd.	27,100	643,268
Nextage Co. Ltd.	13,900	349,058
NGK Spark Plug Co. Ltd.	48,400	822,796
NH Foods Ltd.	26,000	1,002,669
NHK Spring Co. Ltd.	61,700	483,578
Nichi-iko Pharmaceutical Co. Ltd.	15,400	98,326
Nichias Corp.	18,200	413,156
Nichicon Corp.	14,800	155,070
Nichiden Corp.	4,500	86,144
Nichiha Corp.	7,600	187,883
Nichirei Corp.	35,400	814,603
Nifco, Inc.	25,500	742,332
Nihon Chouzai Co. Ltd.	3,600	41,763
Nihon Kohden Corp.	25,200	668,380
Nihon Parkerizing Co. Ltd.	25,100	227,526
Nihon Unisys Ltd.	22,500	591,926
Nikkiso Co. Ltd.	15,200	112,154
Nikkon Holdings Co. Ltd.	18,300	344,736
Nikon Corp.	95,600	997,774
Nippn Corp.	14,900	218,576
Nippo Corp.	2,700	93,715
Nippon Accommodations Fund, Inc.	143	774,234
Nippon Carbon Co. Ltd.	3,100	107,889
Nippon Ceramic Co. Ltd.	6,000	128,323
Nippon Densetsu Kogyo Co. Ltd.	10,700	138,997
Nippon Electric Glass Co. Ltd.	25,100	627,006
Nippon Gas Co. Ltd.	33,700	471,604
Nippon Kanzai Co. Ltd.	5,800	142,495
Nippon Kayaku Co. Ltd.	42,000	417,585
Nippon Koei Co. Ltd.	3,600	93,482
Nippon Light Metal Holding Co. Ltd.	17,600	269,698
Nippon Paper Industries Co. Ltd.	31,200	316,142
Nippon Parking Development Co. Ltd.	60,200	71,008
Nippon REIT Investment Corp.	142	478,477
Nippon Seiki Co. Ltd.	14,500	129,522
Nippon Sheet Glass Co. Ltd. (a)	28,600	125,731
Nippon Shokubai Co. Ltd.	8,400	395,575
Nippon Signal Co. Ltd.	12,900	100,505
Nippon Soda Co. Ltd.	6,400	183,139
Nippon Steel & Sumikin Bussan Corp.	4,600	207,630
Nippon Suisan Kaisha Co. Ltd.	88,700	415,594
Nippon Television Network Corp.	16,600	173,360
Nipro Corp.	43,300	401,680
Nishi-Nippon Financial Holdings, Inc.	37,700	267,030
Nishi-Nippon Railroad Co. Ltd.	18,800	420,492
Nishimatsu Construction Co. Ltd.	10,500	348,746
Nishimatsuya Chain Co. Ltd.	12,100	154,317
Nishio Rent All Co. Ltd.	5,800	142,094
Nissan Shatai Co. Ltd.	19,900	119,608
Nissei ASB Machine Co. Ltd.	2,500	67,432
Nissha Co. Ltd.	12,000	152,776
Nisshin Oillio Group Ltd.	7,400	193,762
Nisshinbo Holdings, Inc.	45,200	376,532
Nissin Electric Co. Ltd.	15,300	193,007
Nitta Corp.	6,200	151,928
Nittetsu Mining Co. Ltd.	1,600	89,515
Nitto Boseki Co. Ltd.	7,600	181,369
Nitto Kogyo Corp.	8,100	108,967
Nittoku Co. Ltd.	4,300	113,755
Noevir Holdings Co. Ltd.	4,900	221,934
NOF Corp.	21,400	979,909
Nohmi Bosai Ltd.	6,700	123,263
Nojima Co. Ltd.	9,700	195,615
NOK Corp.	27,400	292,959
NOMURA Co. Ltd.	24,600	196,992
Noritake Co. Ltd.	2,800	112,049
Noritsu Koki Co. Ltd.	5,700	102,401
Noritz Corp.	8,000	117,648
North Pacific Bank Ltd.	81,800	178,746
NS Solutions Corp.	10,100	287,227
Ns United Kaiun Kaisha Ltd.	3,000	79,820
NSD Co. Ltd.	21,800	372,341
NSK Ltd.	121,800	830,802
NTN Corp. (a)	125,900	253,925
Ntt Ud (REIT) Investment Corp.	395	531,238
Obara Group, Inc.	3,300	95,641
OBIC Business Consultants Ltd.	9,500	358,268
Ogaki Kyoritsu Bank Ltd.	10,500	185,344
Ohsho Food Service Corp.	4,000	206,445
Oiles Corp.	6,500	91,014
Oisix Ra Daichi, Inc. (a)	7,800	162,562
Okamoto Industries, Inc.	3,300	116,552
Okamura Corp.	17,500	185,012
Okasan Securities Group, Inc.	46,100	153,853
Oki Electric Industry Co. Ltd.	26,100	199,650
Okinawa Cellular Telephone Co.	3,800	165,555
Okinawa Financial Group, Inc.	6,500	125,621
Okuma Corp.	7,400	322,813
Okumura Corp.	10,000	285,493
One (REIT), Inc.	76	197,172
Onward Holdings Co. Ltd.	30,000	75,190
Open Door, Inc. (a)	3,600	48,248
Optex Group Co. Ltd.	10,100	134,642
Optim Corp. (a)	5,400	45,781
Optorun Co. Ltd.	8,400	171,803
Organo Corp.	2,000	146,257
Orient Corp.	162,700	173,889
Oro Co. Ltd.	2,200	45,660
Osaka Organic Chemical Industry Ltd.	4,600	126,635
Osaka Soda Co. Ltd.	3,800	100,864
OSG Corp.	26,300	463,019
Outsourcing, Inc.	35,800	414,711
Pacific Industrial Co. Ltd.	12,600	120,275
Pal Group Holdings Co. Ltd.	6,600	96,202
PALTAC Corp.	9,000	344,945
Paramount Bed Holdings Co. Ltd.	11,700	194,697
Park24 Co. Ltd. (a)	34,300	518,864
Pasona Group, Inc.	6,600	145,950
Penta-Ocean Construction Co. Ltd.	85,800	476,467
PeptiDream, Inc. (a)	30,800	552,945
Pharma Foods International Co. Ltd.	6,900	97,993
Pigeon Corp.	36,500	711,447
Pilot Corp.	8,600	306,309
Piolax, Inc.	8,800	133,624
PKSHA Technology, Inc. (a)	4,900	84,628
Plaid, Inc. (a)	4,800	51,888
Plenus Co. Ltd.	7,000	119,574
Plus Alpha Consulting Co. Ltd.	3,800	73,761
Premier Anti-Aging Co. Ltd. (a)	1,000	62,811
Pressance Corp.	6,500	118,778
Prestige International, Inc.	30,300	192,591
Prima Meat Packers Ltd.	8,000	175,703
Proto Corp.	7,300	84,748
Qol Holdings Co. Ltd.	7,400	86,204
Raito Kogyo Co. Ltd.	13,700	223,638
Raiznext Corp.	8,600	86,445
Raksul, Inc. (a)	7,300	238,272
Rakus Co. Ltd.	22,900	461,310
Relia, Inc.	11,600	98,045
Relo Group, Inc.	36,200	653,286
Rengo Co. Ltd.	55,600	414,896
RENOVA, Inc. (a)	11,100	157,800
Resorttrust, Inc.	25,700	411,448
Restar Holdings Corp.	5,200	88,476
Retail Partners Co. Ltd.	6,600	68,126
Ricoh Leasing Co. Ltd.	4,400	142,815
Riken Kieki Co. Ltd.	4,100	196,159
Riken Vitamin Co. Ltd.	6,400	94,657
Ringer Hut Co. Ltd. (a)	6,600	126,474
Riso Kagaku Corp.	6,400	114,789
Riso Kyoiku Co. Ltd.	34,700	123,484
Rohto Pharmaceutical Co. Ltd.	29,800	822,966
Roland Corp.	4,000	152,583
Rorze Corp.	3,300	311,829
Round One Corp.	18,100	220,832
Royal Holdings Co. Ltd. (a)	8,600	134,163
RS Technologies Co. Ltd.	2,200	111,612
Ryosan Co. Ltd.	5,900	116,907
Ryoyo Electro Corp.	4,200	79,492
S Foods, Inc.	5,600	172,017
S-Pool, Inc.	19,900	181,429
Saibu Gas Co. Ltd.	6,500	123,834
Saizeriya Co. Ltd.	9,100	210,431
Sakai Moving Service Co. Ltd.	3,300	126,244
Sakata INX Corp.	12,800	107,793
Sakata Seed Corp.	9,000	264,351
SAMTY Co. Ltd.	9,700	176,179
Samty Residential Investment Corp.	109	110,873
San-A Co. Ltd.	5,500	195,062
San-Ai Oil Co. Ltd.	17,900	145,881
SanBio Co. Ltd. (a)	9,000	85,338
Sangetsu Corp.	14,300	198,038
Sanken Electric Co. Ltd.	7,100	309,542
Sanki Engineering Co. Ltd.	12,300	151,943
Sankyo Co. Ltd. (Gunma)	14,300	368,193
Sankyu, Inc.	17,500	633,110
Sanrio Co. Ltd.	15,500	300,624
Sansan, Inc. (a)	19,700	218,386
Sanwa Holdings Corp.	58,300	631,335
Sanyo Chemical Industries Ltd.	3,700	168,603
Sanyo Denki Co. Ltd.	2,600	121,229
Sanyo Special Steel Co. Ltd. (a)	6,000	112,485
Sapporo Holdings Ltd.	19,900	386,007
Sato Holding Corp.	8,200	144,615
Sawai Group Holdings Co. Ltd.	12,400	469,361
SB Technology Corp.	6,000	124,775
SBS Holdings, Inc.	5,600	172,733
Screen Holdings Co. Ltd.	12,000	1,204,272
Sega Sammy Holdings, Inc.	54,600	916,770
Seibu Holdings, Inc. (a)	71,500	701,459
Seikagaku Corp.	11,600	94,957
Seiko Holdings Corp.	7,900	147,722
Seino Holdings Co. Ltd.	39,300	389,913
Seiren Co. Ltd.	13,300	251,459
Sekisui House (REIT), Inc.	1,286	875,916
Sekisui Jushi Corp.	7,500	132,502
SENKO Co. Ltd.	33,800	271,412
Septeni Holdings Co. Ltd.	21,900	80,207
Seria Co. Ltd.	14,400	362,379
Seven Bank Ltd.	186,000	393,096
Shibaura Machine Co. Ltd.	6,100	175,651
Shibuya Corp.	4,400	97,554
SHIFT, Inc. (a)	3,600	598,144
Shiga Bank Ltd.	11,700	227,957
Shikoku Chemicals Corp.	10,400	129,448
Shikoku Electric Power Co., Inc.	49,300	342,706
Shima Seiki Manufacturing Ltd.	7,900	119,503
Shimamura Co. Ltd.	7,000	640,473
Shin Nippon Air Technologies Co. Ltd.	3,100	55,248
Shin-Etsu Polymer Co. Ltd.	13,000	124,574
Shinko Electric Industries Co. Ltd.	21,300	980,190
Shinmaywa Industries Ltd.	16,500	126,754
Shinnihon Corp.	7,500	49,036
Shinsei Bank Ltd.	20,400	378,243
Ship Healthcare Holdings, Inc.	24,100	540,921
Shizuoka Gas Co. Ltd.	14,400	125,711
SHO-BOND Holdings Co. Ltd.	12,500	547,379
Shochiku Co. Ltd. (a)	2,900	300,231
Shoei Co. Ltd.	7,200	277,233
Shoei Foods Corp.	3,200	110,646
Showa Denko K.K.	54,673	1,135,765
Showa Sangyo Co. Ltd.	5,400	126,481
Siix Corp.	8,700	99,176
Sinko Industries Ltd.	5,600	89,087
SKY Perfect JSAT Holdings, Inc.	42,200	158,828
Skylark Co. Ltd. (a)	71,800	938,140
SMS Co., Ltd.	22,000	604,838
Snow Peak, Inc.	8,400	171,468
Sodick Co. Ltd.	13,900	96,946
Sojitz Corp.	75,060	1,176,324
Solasto Corp.	16,500	151,758
Sosei Group Corp. (a)	23,100	308,141
SOSiLA Logistics REIT, Inc.	203	284,138
Sotetsu Holdings, Inc.	23,200	427,197
Sparx Group Co. Ltd.	26,600	60,491
SRE Holdings Corp. (a)	2,000	77,560
Star Asia Investment Corp.	479	252,080
Star Micronics Co. Ltd.	10,600	134,427
Starts Corp., Inc.	9,400	204,662
Starts Proceed Investment Corp.	68	127,464
Strike Co. Ltd. (a)	2,400	93,442
Sugi Holdings Co. Ltd.	11,000	645,312
Sumitomo Bakelite Co. Ltd.	11,000	530,092
Sumitomo Densetsu Co. Ltd.	5,100	92,963
Sumitomo Forestry Co. Ltd.	44,500	783,449
Sumitomo Heavy Industries Ltd.	34,900	916,560
Sumitomo Mitsui Construction Co. Ltd.	46,200	174,573
Sumitomo Osaka Cement Co. Ltd.	11,000	337,320
Sumitomo Riko Co. Ltd.	11,700	59,848
Sumitomo Rubber Industries Ltd.	54,000	561,914
Sun Corp.	4,200	69,843
Sun Frontier Fudousan Co. Ltd.	8,500	77,152
Sundrug Co. Ltd.	22,600	569,111
Suzuken Co. Ltd.	21,200	629,226
SystemPro Co. Ltd.	85,400	262,938
T Hasegawa Co. Ltd.	10,100	221,632
T-Gaia Corp.	6,200	89,951
Tadano Ltd.	30,600	267,648
Taihei Dengyo Kaisha Ltd.	3,500	82,841
Taiheiyo Cement Corp.	34,600	688,409
Taikisha Ltd.	7,800	195,054
Taiyo Holdings Co. Ltd.	11,000	324,528
Taiyo Yuden Co. Ltd.	37,000	1,797,134
Takamatsu Construction Group C	4,900	84,905
Takara Bio, Inc.	15,200	304,911
Takara Holdings, Inc.	44,100	427,753
Takara Leben Real Estate Investment Corp.	172	173,921
Takara Standard Co. Ltd.	9,300	110,721
Takasago International Corp.	3,800	93,175
Takasago Thermal Engineering Co. Ltd.	14,400	240,750
Takashimaya Co. Ltd.	44,900	426,391
Takeuchi Manufacturing Co. Ltd.	10,800	269,942
Taki Chemical Co. Ltd.	1,600	73,437
Takuma Co. Ltd.	19,600	250,655
Tama Home Co. Ltd.	4,600	93,728
Tamron Co. Ltd.	4,700	102,453
Tamura Corp.	22,200	126,167
Tbs Holdings, Inc.	11,000	164,510
Techmatrix Corp.	11,200	159,460
TechnoPro Holdings, Inc.	34,200	874,910
Teijin Ltd.	56,200	708,499
Teikoku Sen-I Co. Ltd.	5,600	97,628
Tenma Corp.	4,600	100,429
The Awa Bank Ltd.	10,200	200,825
The Chugoku Bank Ltd.	46,200	376,753
The Hachijuni Bank Ltd.	112,800	416,523
The Hyakugo Bank Ltd.	64,100	197,865
The Keiyo Bank Ltd.	30,600	127,594
The Kiyo Bank Ltd.	18,800	235,101
The Monogatari Corp.	3,000	163,033
The Musashino Bank Ltd.	8,500	136,672
The Nanto Bank Ltd.	8,300	140,369
The Nippon Road Co. Ltd.	2,000	145,709
The Okinawa Electric Power Co., Inc.	13,500	164,898
The Pack Corp.	4,100	95,990
The San-In Godo Bank Ltd.	44,500	250,631
The Sumitomo Warehouse Co. Ltd.	17,000	305,288
The Suruga Bank Ltd.	51,200	220,845
The Toho Bank Ltd.	55,600	103,426
THK Co. Ltd.	38,000	949,495
TKC Corp.	9,300	244,386
TKP Corp. (a)	4,700	50,289
TOA Corp.	4,300	90,960
Toagosei Co. Ltd.	30,400	299,796
Toc Co. Ltd.	10,600	65,993
Tocalo Co. Ltd.	17,900	217,522
Toda Corp.	71,300	460,612
Toei Co. Ltd.	1,900	282,070
Toenec Corp.	2,300	63,755
Toho Gas Co. Ltd.	23,300	636,807
Toho Holdings Co. Ltd.	17,400	272,067
Toho Titanium Co. Ltd.	10,100	78,585
Tohoku Electric Power Co., Inc.	142,800	1,005,867
Tokai Carbon Co. Ltd.	60,300	625,412
Tokai Corp.	6,400	100,558
TOKAI Holdings Corp.	30,800	235,998
Tokai Rika Co. Ltd.	16,400	213,651
Tokai Tokyo Financial Holdings	61,800	217,540
Token Corp.	2,100	170,104
Tokushu Tokai Paper Co. Ltd.	2,600	93,709
Tokuyama Corp.	19,300	307,204
Tokyo Ohka Kogyo Co. Ltd.	10,000	592,368
Tokyo Seimitsu Co. Ltd.	11,900	504,755
Tokyo Steel Manufacturing Co. Ltd.	26,900	257,543
Tokyo Tatemono Co. Ltd.	59,400	885,443
Tokyotokeiba Co. Ltd.	5,000	183,292
Tokyu Construction Co. Ltd.	25,300	155,312
Tokyu Fudosan Holdings Corp.	193,100	1,057,838
Tokyu REIT, Inc.	262	423,331
TOMONY Holdings, Inc.	43,800	124,205
Tomy Co. Ltd.	25,900	252,852
Topcon Corp.	32,400	439,755
Topre Corp.	10,300	107,554
TORIDOLL Holdings Corp.	13,800	277,860
Torii Pharmaceutical Co. Ltd.	4,100	101,955
Tosei Corp.	9,200	84,232
Toshiba Tec Corp.	8,200	308,970
Tosho Co. Ltd.	4,800	60,651
Totetsu Kogyo Co. Ltd.	7,400	157,915
Towa Pharmaceutical Co. Ltd.	8,100	198,673
Toyo Construction Co. Ltd.	22,300	111,162
Toyo Gosei Co. Ltd.	1,700	181,535
Toyo Ink South Carolina Holdings Co. Ltd.	11,500	190,845
Toyo Seikan Group Holdings Ltd.	44,800	545,701
Toyo Tanso Co. Ltd.	4,000	102,851
Toyo Tire Corp.	34,100	482,147
Toyobo Co. Ltd.	25,300	284,728
Toyoda Gosei Co. Ltd.	20,600	432,953
Toyota Boshoku Corp.	20,800	368,689
TPR Co. Ltd.	7,500	95,033
Trancom Co. Ltd.	2,300	163,314
Trans Cosmos, Inc.	7,700	196,244
TRE Holdings Corp.	13,300	167,852
Tri Chemical Laboratories, Inc.	8,200	221,879
Trusco Nakayama Corp.	14,600	310,716
TS tech Co. Ltd.	28,000	368,941
Tsubaki Nakashima Co. Ltd.	13,100	162,326
Tsubakimoto Chain Co.	7,800	218,439
Tsugami Corp.	13,000	150,895
Tsukishima Kikai Co. Ltd.	7,200	68,600
Tsumura & Co.	18,200	516,200
TV Asahi Corp.	6,800	88,440
Uacj Corp. (a)	9,900	227,895
Ube Industries Ltd.	31,800	571,751
Uchida Yoko Co. Ltd.	2,300	91,068
Ulvac, Inc.	14,000	712,342
Union Tool Co.	2,800	90,747
United Arrows Ltd.	6,700	108,221
United Super Markets Holdings, Inc.	16,600	151,355
United Urban Investment Corp.	935	1,104,754
Universal Entertainment Corp. (a)	7,600	156,267
USEN-NEXT HOLDINGS Co. Ltd.	4,700	98,877
Ushio, Inc.	30,000	466,213
UT Group Co. Ltd.	8,300	237,834
Uzabase, Inc. (a)	6,400	60,511
Valor Holdings Co. Ltd.	11,100	213,366
ValueCommerce Co. Ltd.	4,900	151,078
Vector, Inc.	9,100	77,296
Vision, Inc. (a)	9,300	81,079
Visional, Inc. (a)	4,000	293,807
VT Holdings Co. Ltd.	22,600	87,745
Wacoal Holdings Corp.	12,500	229,317
Wacom Co. Ltd.	47,300	343,576
Wakita & Co. Ltd.	10,600	93,529
WDB Holdings Co. Ltd.	2,800	65,969
WealthNavi, Inc. (a)	7,200	103,179
Weathernews, Inc.	1,700	115,899
West Holdings Corp.	7,300	219,340
World Holdings Co. Ltd.	2,500	50,500
Xebio Holdings Co. Ltd.	7,500	58,786
YA-MAN Ltd.	7,900	62,645
YAMABIKO Corp.	10,400	94,848
Yamada Holdings Co. Ltd.	213,400	720,196
Yamaguchi Financial Group, Inc.	62,500	387,811
Yamato Kogyo Co. Ltd.	12,800	393,840
Yamazaki Baking Co. Ltd.	38,200	546,178
Yamazen Co. Ltd.	18,000	156,596
Yaoko Co. Ltd.	5,700	329,544
Yellow Hat Ltd.	10,200	141,423
Yodogawa Steel Works Ltd.	6,000	127,828
Yokogawa Bridge Holdings Corp.	10,100	188,669
Yokohama Rubber Co. Ltd.	37,500	546,697
Yokorei Co. Ltd.	14,000	104,035
Yokowo Co. Ltd.	5,300	121,750
YONEX Co. Ltd.	17,700	110,442
Yoshinoya Holdings Co. Ltd.	20,600	425,682
Yuasa Trading Co. Ltd.	5,100	129,065
Yukiguni Maitake Co. Ltd.	6,500	65,987
Yurtec Corp.	11,400	67,966
Zenkoku Hosho Co. Ltd.	16,300	729,558
Zenrin Co. Ltd.	9,900	83,141
Zensho Holdings Co. Ltd.	29,400	707,847
Zeon Corp.	41,100	476,927
ZERIA Pharmaceutical Co. Ltd.	7,500	125,420
Zojirushi Thermos	10,300	129,463
Zuken, Inc.	4,400	113,818
TOTAL JAPAN		256,574,247
Liechtenstein - 0.0%
Implantica AG SDR (a)(b)	8,155	51,815
Liechtensteinische Landesbank AG	3,896	234,919
TOTAL LIECHTENSTEIN		286,734
Luxembourg - 0.8%
ADLER Group SA (b)(c)	24,121	285,287
Aperam SA	15,154	853,921
B&M European Value Retail SA	284,354	2,177,476
B&S Group SARL (c)	9,351	75,572
eDreams ODIGEO SA (a)	18,765	164,868
Grand City Properties SA	33,542	740,264
Millicom International Cellular SA (depository receipt) (a)(b)	32,112	857,193
NeoGames SA (a)	3,222	76,265
SES SA (France) (depositary receipt)	121,078	931,578
Shurgard Self Storage Europe SARL	8,440	486,509
Solutions 30 SE (a)	27,042	213,372
Stabilus SA	7,820	526,611
Subsea 7 SA	71,010	533,873
TOTAL LUXEMBOURG		7,922,789
Malta - 0.1%
Kambi Group PLC (a)	7,805	202,351
Kindred Group PLC (depositary receipt)	72,648	843,984
Media and Games Invest PLC (a)(b)	28,383	117,819
TOTAL MALTA		1,164,154
Marshall Islands - 0.1%
Atlas Corp.	27,329	395,177
Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,027,700	370,509
Netherlands - 2.5%
Aalberts Industries NV	31,420	1,920,709
Accell Group NV (a)	8,051	523,965
AerCap Holdings NV (a)	42,698	2,689,935
Alfen Beheer BV (a)(c)	6,522	486,357
AMG Advanced Metallurgical Group NV	9,750	335,550
Arcadis NV	23,010	1,007,265
ASR Nederland NV	43,585	2,026,511
Basic-Fit NV (a)(c)	15,639	746,095
BE Semiconductor Industries NV	21,089	1,768,278
Boskalis Westminster	24,717	699,736
Brunel International NV	6,397	78,606
CM.com NV (a)	3,642	99,228
Corbion NV	18,714	781,374
COSMO Pharmaceuticals NV (a)	2,796	173,344
Eurocommercial Properties NV	13,304	321,723
Fastned BV unit (a)(b)	1,338	70,444
Flow Traders BV (c)	10,289	399,061
ForFarmers NV	21,522	97,900
Fugro NV (Certificaten Van Aandelen) (a)	32,592	260,620
Intertrust NV (a)(c)	28,586	621,416
Koninklijke BAM Groep NV (a)	83,883	280,082
Koninklijke Vopak NV	21,843	749,452
Meltwater Holding BV (a)	41,977	109,811
NSI NV	6,230	258,339
OCI NV (a)	29,946	819,559
Pharming Group NV (a)(b)	201,320	184,975
PostNL NV	152,581	653,615
RHI Magnesita NV	8,903	410,648
SBM Offshore NV	47,670	754,440
Sif Holdings NV	5,153	61,922
Signify NV (c)	40,512	2,145,878
Sligro Food Group NV (a)	7,692	196,227
Technip Energies NV (a)	34,068	521,292
TKH Group NV (depositary receipt)	12,842	741,035
TomTom Group BV (a)	20,910	199,825
Van Lanschot NV (Bearer)	9,825	247,503
VastNed Retail NV	3,613	101,136
Wereldhave NV	10,813	166,134
TOTAL NETHERLANDS		23,709,990
New Zealand - 1.0%
Air New Zealand Ltd. (a)	177,225	168,110
Argosy Property Ltd.	265,661	261,377
Chorus Ltd.	141,762	649,154
Contact Energy Ltd.	245,024	1,270,141
Fletcher Building Ltd.	246,222	1,047,201
Genesis Energy Ltd.	164,818	290,022
Goodman Property Trust	352,664	576,825
Infratil Ltd.	228,282	1,139,270
Kiwi Property Group Ltd.	495,443	371,142
Oceania Healthcare Ltd.	223,664	174,386
Precinct Properties New Zealand Ltd.	396,500	421,269
Pushpay Holdings Ltd. (a)	305,611	219,280
SKYCITY Entertainment Group Ltd.	240,077	431,409
Summerset Group Holdings Ltd.	68,941	555,684
Synlait Milk Ltd. (a)	34,007	70,741
The a2 Milk Co. Ltd. (a)	234,720	865,531
Z Energy Ltd.	164,253	384,178
TOTAL NEW ZEALAND		8,895,720
Norway - 2.1%
Aker ASA (A Shares)	8,212	702,487
Aker Carbon Capture A/S (a)	85,815	191,585
Aker Horizons Holding ASA (a)	36,633	82,298
Aker Solutions ASA (a)	77,664	203,148
Atea ASA	26,533	449,355
Atlantic Sapphire A/S (a)	22,978	95,389
Austevoll Seafood ASA	28,803	381,467
Bonheur A/S	6,039	211,429
Borregaard ASA	29,988	705,324
BW Energy Ltd. (a)	29,395	76,229
Crayon Group Holding A/S (a)(c)	17,226	332,975
DNO ASA (A Shares)	138,586	203,483
Elkem ASA (c)	90,820	331,259
Elopak ASA	38,208	96,997
Entra ASA (c)	20,117	443,062
Europris ASA (c)	50,072	373,995
Fjordkraft Holding ASA (c)	30,643	130,659
Grieg Seafood ASA (a)	16,118	166,639
Hexagon Composites ASA (a)	34,983	107,863
Hexagon Purus Holding A/S (a)	22,320	43,687
Kahoot! A/S (a)	82,081	329,552
Kongsberg Gruppen ASA	28,209	854,905
Leroy Seafood Group ASA	94,043	783,902
LINK Mobility Group Holding ASA (a)	55,337	84,950
MPC Container Ships ASA	84,099	285,535
NEL ASA (a)(b)	460,968	625,880
Nordic VLSI ASA (a)	54,772	1,622,890
Norway Royal Salmon ASA	3,475	75,550
Norwegian Air Shuttle A/S (a)	190,117	259,081
Nykode Therapeutics A/S (a)	40,690	259,143
Pexip Holding ASA (a)	23,058	88,721
Protector Forsikring ASA	18,204	242,479
Quantafuel ASA (a)(b)	39,940	93,479
REC Silicon ASA (a)	94,065	165,171
Salmar ASA	18,594	1,267,800
Sbanken ASA (c)	25,720	273,736
Scatec Solar AS (c)	37,604	555,412
Selvaag Bolig ASA	11,582	68,167
Sparebank 1 Oestlandet	12,789	212,357
Sparebank 1 Sr Bank ASA (primary capital certificate)	56,515	844,471
Sparebanken Midt-Norge	40,964	678,404
Sparebanken Nord-Norge	30,071	381,328
Storebrand ASA (A Shares)	147,590	1,573,512
TGS ASA	37,022	398,631
Tomra Systems ASA	38,470	1,923,311
Veidekke ASA	34,090	509,548
Volue A/S (a)	15,851	94,483
Wallenius Wilhelmsen ASA (a)	33,411	181,027
XXL ASA (c)	43,786	68,400
TOTAL NORWAY		20,131,155
Portugal - 0.2%
Altri SGPS SA	22,812	145,902
Banco Comercial Portugues SA (Reg.) (a)	2,626,072	446,260
Corticeira Amorim SGPS SA	12,649	145,470
CTT Correios de Portugal SA	35,590	173,865
NOS SGPS	65,710	258,964
REN - Redes Energeticas Nacionais SGPS SA	126,868	361,727
Semapa	4,245	56,903
Sonae SGPS SA	284,791	327,226
The Navigator Co. SA	68,090	256,872
TOTAL PORTUGAL		2,173,189
Singapore - 2.0%
AEM Holdings Ltd.	80,400	270,302
AIMS APAC (REIT)	167,800	172,974
Ara Logos Logistics Trust	412,700	252,483
Ascendas India Trust	273,500	263,952
Ascott Residence Trust	591,700	448,328
CapitaRetail China Trust	336,600	295,038
CDL Hospitality Trusts unit	252,500	212,477
China Aviation Oil Singapore Corp. Ltd.	80,400	55,749
ComfortDelgro Corp. Ltd.	684,600	691,262
Cosco Shipping International Singapore (a)	305,300	56,782
Cromwell European (REIT)	97,290	255,859
ESR (REIT)	895,767	282,231
Far East Hospitality Trust unit	281,200	115,883
First Resources Ltd.	175,400	215,150
Fortune (REIT)	467,000	481,614
Frasers Centrepoint Trust	322,700	541,755
Frasers Hospitality Trust unit	204,500	67,522
Frasers Logistics & Industrial Trust	871,000	886,111
Frencken Group Ltd.	94,400	115,617
Haw Par Corp. Ltd.	38,600	332,617
Hutchison Port Holdings Trust	1,650,700	389,908
iFast Corp. Ltd.	43,800	203,389
Japfa Ltd.	111,800	51,095
Kenon Holdings Ltd.	7,651	425,405
Keppel (REIT)	582,300	485,318
Keppel DC (REIT)	433,500	688,136
Keppel Infrastructure Trust	1,073,300	448,912
Keppel Pacific Oak U.S. (REIT)	261,900	193,978
Manulife U.S. REIT	454,600	293,879
Mapletree Greater China Commercial Trust	777,337	623,514
Mapletree Industrial (REIT)	630,435	1,174,380
Maxeon Solar Technologies Ltd. (a)(b)	4,935	54,433
Nanofilm Technologies International Ltd.	83,800	176,921
NetLink NBN Trust	986,400	709,429
Olam International Ltd.	237,200	296,383
OUE Commercial (REIT)	687,500	210,527
Oue Ltd.	77,600	75,991
Oxley Holdings Ltd.	3,077	416
Parkway Life REIT	124,500	442,783
Raffles Medical Group Ltd.	295,900	280,953
Riverstone Holdings Ltd.	164,200	85,775
Sasseur (REIT)	173,000	102,018
SATS Ltd. (a)	213,200	620,071
Sembcorp Industries Ltd.	310,800	527,829
Sembcorp Marine Ltd. (a)	4,463,200	272,262
Sheng Siong Group Ltd.	214,000	236,488
SIA Engineering Co. Ltd. (a)	89,000	141,692
Singapore Post Ltd.	468,300	220,983
Singapore Press Holdings Ltd.	508,000	876,277
SPH REIT	308,700	219,943
Starhill Global (REIT)	455,831	209,889
StarHub Ltd.	192,300	183,876
Suntec (REIT)	630,000	711,510
Yangzijiang Shipbuilding Holdings Ltd.	752,900	722,372
Yanlord Land Group Ltd.	185,500	158,589
TOTAL SINGAPORE		18,529,030
Slovenia - 0.0%
Prime U.S. (REIT)	166,113	128,907
Spain - 1.9%
Acciona SA	7,796	1,357,946
Acerinox SA	51,261	653,231
Almirall SA	22,707	292,266
Applus Services SA	45,166	398,001
Atresmedia Corporacion de Medios de Comunicacion SA	28,622	111,306
Audax Renovables SA (b)	54,627	76,721
Banco de Sabadell SA (a)	1,776,307	1,381,529
Bankinter SA	212,878	1,248,361
Cie Automotive SA	15,519	450,782
Compania de Distribucion Integral Logista Holdings SA	20,986	424,589
Construcciones y Auxiliar de Ferrocarriles	5,959	235,833
Corporacion Financiera Alba SA	5,888	346,493
Distribuidora Internacional de Alimentacion SA (a)	4,584,597	80,631
Ebro Foods SA	23,769	440,459
Ence Energia y Celulosa SA (a)	46,725	125,359
Faes Farma SA	103,089	397,384
Fluidra SA	27,791	884,924
Gestamp Automocion SA (c)	54,674	246,314
Global Dominion Access SA (c)	29,446	145,451
Grenergy Renovables SA (a)	3,526	100,124
Grupo Catalana Occidente SA	13,259	447,172
Indra Sistemas SA (a)	41,827	426,184
Inmobiliaria Colonial SA	92,168	813,885
Laboratorios Farmaceuticos ROVI SA	6,195	454,860
Lar Espana Real Estate Socimi SA	17,991	108,763
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	206,149	370,058
MAPFRE SA (Reg.)	340,338	739,143
Mediaset Espana Comunicacion SA (a)	49,510	231,830
Melia Hotels International SA (a)	38,326	290,442
Merlin Properties Socimi SA	111,253	1,257,657
Metrovacesa SA (c)	11,645	86,173
Miquel y Costas & Miquel SA	6,049	85,182
Neinor Homes SLU (c)	13,931	170,842
Pharma Mar SA	4,634	291,657
Prosegur Cash SA (c)	144,575	106,056
Prosegur Compania de Seguridad SA (Reg.)	69,369	172,815
Sacyr SA	129,263	323,134
Sacyr SA rights 1/28/22 (a)	129,263	7,132
Solaria Energia y Medio Ambiente SA (a)	23,663	413,504
Soltec Power Holdings SA (a)	11,536	68,197
Talgo SA (a)(c)	21,449	114,166
Tecnicas Reunidas SA (a)	10,597	95,018
Unicaja Banco SA (c)	419,168	429,681
Viscofan Envolturas Celulosicas SA	12,488	762,198
Zardoya Otis SA	59,425	471,233
TOTAL SPAIN		18,134,686
Sweden - 6.5%
AAK AB	56,800	1,063,943
AcadeMedia AB (c)	26,680	154,888
AddTech AB (B Shares)	82,042	1,517,683
AFRY AB (B Shares)	29,391	659,190
Alimak Group AB (c)	11,113	127,171
Ambea AB (c)	22,470	125,283
Arjo AB	68,212	681,706
Atrium Ljungberg AB (B Shares)	14,294	309,382
Attendo AB (a)(c)	33,403	117,727
Avanza Bank Holding AB	39,140	1,238,332
Axfood AB	33,130	843,935
Bactiguard Holding AB (a)	4,747	71,652
Beijer Alma AB (B Shares)	14,407	366,110
Beijer Ref AB (B Shares)	78,219	1,365,234
Betsson AB (B Shares)	34,541	193,265
BHG Group AB (a)	31,358	300,583
BICO Group AB (a)	10,495	209,549
Bilia AB (A Shares)	22,729	341,118
Billerud AB	59,161	940,659
BioArctic AB (a)(c)	10,461	120,935
BioGaia AB	5,219	283,749
Biotage AB (A Shares)	20,585	420,321
Bonava AB	24,582	212,742
Boozt AB (a)(c)	15,593	293,081
Bravida Holding AB (c)	64,207	768,267
Bufab AB	8,420	317,544
Bure Equity AB	17,559	605,861
Calliditas Therapeutics AB (a)(b)	9,082	96,113
Camurus AB (a)	9,474	136,484
Castellum AB	82,507	1,943,351
Catena AB	9,113	517,288
Cellavision AB	4,522	147,582
Cibus Nordic Real Estate AB	11,364	312,992
Cint Group AB	46,994	624,970
Clas Ohlson AB (B Shares)	12,276	148,779
Cloetta AB	67,140	177,689
Collector AB (a)	19,458	76,308
Coor Service Management Holding AB (c)	28,732	244,038
Corem Property Group AB	193,743	556,102
Creades AB (A Shares)	16,161	210,691
Desenio Group AB (a)	26,470	48,719
Dios Fastigheter AB	27,606	307,314
Dometic Group AB (c)	100,916	1,117,880
Duni AB (a)	10,410	118,715
Dustin Group AB (c)	21,612	221,927
Electrolux Professional AB (a)	70,554	492,700
Elekta AB (B Shares)	116,374	1,190,996
Fabege AB	83,545	1,246,481
Fagerhult AB	25,150	156,795
Fingerprint Cards AB (a)(b)	87,541	175,211
Fortnox AB	153,980	776,113
Garo AB	8,677	162,058
Granges AB	33,561	416,229
Hansa Medical AB (a)	10,859	86,597
Hemnet Group AB (a)	13,675	246,644
Hexatronic Group AB	9,161	371,464
HEXPOL AB (B Shares)	83,282	993,698
HMS Networks AB	8,131	427,627
Holmen AB (B Shares)	29,663	1,440,724
Hufvudstaden AB (A Shares)	35,258	503,551
Humble Group AB (a)	44,145	113,453
Indutrade AB	86,206	2,144,616
Instalco AB	65,705	477,630
Intrum AB	21,141	636,462
Investment AB Oresund	8,624	132,614
INVISIO AB	12,442	159,976
Inwido AB	16,465	288,125
JM AB (B Shares)	17,591	666,282
K-Fast Holding AB (a)	18,263	137,043
Karo Bio AB (a)	17,772	114,962
Know IT AB	6,832	249,545
LeoVegas AB (c)	24,089	87,905
Lime Technologies AB	3,145	99,195
Lindab International AB	24,860	721,718
Loomis AB (B Shares)	23,770	610,351
Mekonomen AB (a)	12,469	184,053
MIPS AB	8,266	821,836
Modern Times Group MTG AB (B Shares) (a)	33,042	442,240
Munters Group AB (c)	40,757	287,859
Mycronic AB	23,187	474,418
NCC AB (B Shares)	30,685	507,277
New Wave Group AB (B Shares)	12,531	190,689
Nobia AB	40,388	220,690
Nobina AB (c)	27,883	324,013
Nolato AB (B Shares)	64,757	663,585
Nordic Entertainment Group AB (B Shares) (a)	23,224	899,154
Nordnet AB	35,528	553,706
Nyfosa AB	57,294	891,886
OX2 AB	25,824	143,455
Pandox AB (a)	29,205	424,590
Paradox Interactive AB	11,666	241,793
Peab AB	57,871	650,473
Platzer Fastigheter Holding AB	18,192	240,648
PowerCell Sweden AB (a)	14,809	236,462
Ratos AB (B Shares)	68,089	357,415
Re:NewCell AB (a)	6,321	116,887
Resurs Holding AB (c)	41,062	168,532
RVRC Holding AB	12,477	124,331
Saab AB (B Shares)	23,166	549,359
Samhallsbyggnadsbolaget I Norden AB:
(B Shares)	287,336	1,732,960
(D Shares)	69,899	229,929
SAS AB (a)(b)	1,146,502	193,722
Scandic Hotels Group AB (a)(b)(c)	48,321	203,870
Sdiptech AB (a)	7,846	326,924
Sectra AB (B Shares)	42,506	700,150
Sedana Medical AB (a)	20,377	164,161
SkiStar AB	12,986	199,957
Solid Forsakring AB (a)	3,575	20,597
SSAB Svenskt Stal AB:
(A Shares)	81,594	483,068
(B Shares)	183,248	954,094
Stillfront Group AB (a)	97,358	473,875
Storytel AB (a)	12,928	203,913
Surgical Science Sweden AB (a)	10,424	223,571
Svolder AB (B Shares)	26,136	200,682
Sweco AB (B Shares)	62,925	884,575
Swedencare AB	20,491	233,727
Thule Group AB (c)	33,011	1,593,324
Tobii AB (a)	28,320	98,713
Tobii Dynavox AB (a)	28,294	77,870
Trelleborg AB (B Shares)	76,572	1,927,999
Troax Group AB	12,311	431,285
Vestum AB (a)	49,414	195,085
Vimian Group AB	40,257	289,920
Vitec Software Group AB	9,088	408,856
Vitrolife AB	20,520	843,832
VNV Global AB (a)	26,970	233,222
Volati AB	6,267	124,506
Wallenstam AB (B Shares)	51,324	807,769
Wihlborgs Fastigheter AB	43,679	903,057
Xvivo Perfusion AB (a)	7,266	205,373
TOTAL SWEDEN		61,269,554
Switzerland - 5.0%
Allreal Holding AG	4,533	983,575
ALSO Holding AG	2,030	571,284
ams-OSRAM AG (a)	86,604	1,456,104
APG SGA SA (a)	427	88,165
Arbonia AG	16,450	397,736
Aryzta AG (a)	313,546	359,945
Ascom Holding AG (Reg.) (a)	10,238	134,072
Autoneum Holding AG (a)	889	161,491
Banque Cantonale Vaudoise	9,512	786,486
Basilea Pharmaceutica AG (a)	3,878	188,358
Belimo Holding AG (Reg.)	3,106	1,715,196
Bell AG	696	211,278
BKW AG	6,670	795,704
Bobst Group SA (a)	2,609	221,562
Bossard Holding AG	1,784	559,327
Bucher Industries AG	2,104	968,756
Burckhardt Compression Holding AG	912	431,351
Burkhalter Holding AG	1,302	90,236
Bystronic AG	433	569,092
Cembra Money Bank AG	9,472	651,475
COLTENE Holding AG	946	112,722
Comet Holding AG	2,208	704,389
Daetwyler Holdings AG	2,387	937,268
DKSH Holding AG	11,296	905,695
Dorma Kaba Holding AG	928	531,371
Dufry AG (a)	22,931	1,188,332
EFG International	28,383	217,395
Emmi AG	676	758,702
Flughafen Zuerich AG (a)	6,300	1,165,604
Forbo Holding AG (Reg.)	339	654,464
Galenica AG (c)	15,841	1,118,754
Georg Fischer AG (Reg.)	1,295	1,893,701
Gurit-Heberlein AG (Bearer)	99	153,993
Helvetia Holding AG (Reg.)	11,718	1,473,382
Huber+Suhner AG	5,098	464,133
Idorsia Ltd. (a)	34,334	799,761
Implenia AG (a)	4,090	99,778
INFICON Holding AG	540	659,589
Interroll Holding AG	202	854,987
Intershop Holding AG	360	239,424
Kardex AG	1,952	541,825
Komax Holding AG (Reg.) (a)	1,155	356,258
Landis+Gyr Group AG	6,847	451,611
LEM Holding SA	144	360,305
Leonteq AG	2,996	215,377
Medacta Group SA (a)(c)	2,211	283,326
Medartis Holding AG (a)(c)	1,305	179,347
medmix AG (c)	7,821	338,408
Metall Zug AG	61	126,281
Meyer Burger Technology AG (a)	759,164	293,810
Mobilezone Holding AG	12,735	199,014
Mobimo Holding AG	2,085	682,287
Molecular Partners AG (a)	6,622	181,611
Montana Aerospace AG (c)	5,210	194,731
OC Oerlikon Corp. AG (Reg.)	59,029	573,142
Orior AG	1,960	183,598
Peach Property Group AG	2,580	159,791
PolyPeptide Group AG (a)(c)	3,660	364,901
PSP Swiss Property AG	14,483	1,756,123
Relief Therapeutics Holding AG (a)(b)	598,107	43,080
Rieter Holding AG (Reg.) (a)	960	194,059
Schweiter Technologies AG	316	419,166
Sensirion Holding AG (a)(c)	2,950	361,692
SFS Group AG	5,329	777,491
Siegfried Holding AG	1,249	1,011,220
Sig Combibloc Group AG	103,475	2,404,128
Softwareone Holding AG	30,043	590,273
St.Galler Kantonalbank AG	944	456,171
Stadler Rail AG (b)	15,790	751,393
Sulzer AG (Reg.)	5,951	569,603
Swiss Steel Holding AG (a)	290,393	99,517
Swissquote Group Holding SA	2,904	494,018
Tecan Group AG	3,794	1,844,690
TX Group AG (a)	837	132,123
u-blox Holding AG (a)	2,137	152,384
V-ZUG Holding AG (a)	713	87,963
Valiant Holding AG	4,991	504,079
Valora Holding AG (a)	1,179	229,168
Vetropack Holding AG	3,697	214,510
Vontobel Holdings AG	8,986	744,774
VZ Holding AG	4,490	420,867
Ypsomed Holding AG	1,001	187,106
Zehnder Group AG	3,079	281,827
Zur Rose Group AG (a)	2,828	692,282
TOTAL SWITZERLAND		47,379,967
United Kingdom - 15.8%
A.G. Barr PLC	28,289	189,645
AB Dynamics PLC	5,005	96,621
Abcam PLC (a)	67,999	1,224,844
Advanced Medical Solutions Group PLC	61,343	244,476
Airtel Africa PLC (c)	296,627	613,765
AJ Bell PLC	97,295	443,694
Alliance Pharma PLC	143,683	210,323
Alpha FX Group PLC	9,052	216,376
Alphawave IP Group PLC (b)	83,973	181,198
AO World PLC (a)	98,830	134,359
Argo Blockchain PLC (a)	144,180	152,083
Ascential PLC (a)	138,465	661,458
Ashmore Group PLC	146,319	560,872
ASOS PLC (a)	22,086	662,651
Assura PLC	844,986	764,271
Aston Martin Lagonda Global Holdings PLC (a)(c)	22,030	357,578
Auction Technology Group PLC	26,552	383,064
Avacta Group PLC (a)(b)	80,039	91,800
Avast PLC (c)	212,137	1,753,934
Avon Rubber PLC	9,788	150,456
Babcock International Group PLC (a)	79,790	326,837
Bakkavor Group PLC (c)	45,751	75,964
Balfour Beatty PLC	204,196	699,972
Bank of Georgia Group PLC	12,417	245,733
Beazley PLC (a)	192,283	1,276,607
Bellway PLC	38,969	1,499,494
Biffa PLC (c)	96,482	443,049
Big Yellow Group PLC	55,119	1,112,154
Blue Prism Group PLC (a)	25,960	444,046
Bodycote PLC	60,447	650,063
Brewin Dolphin Holding PLC	95,913	425,863
Bridgepoint Group Holdings Ltd. (c)	64,995	338,295
Britvic PLC	84,376	1,035,526
Bytes Technology Group PLC	68,034	426,417
Capita Group PLC (a)	531,602	228,728
Capital & Counties Properties PLC	228,385	531,214
Capricorn Energy PLC	157,625	439,466
Carnival PLC (a)	48,772	895,001
Central Asia Metals PLC	55,516	166,813
Centrica PLC (a)	1,856,299	1,825,236
Ceres Power Holdings PLC (a)	30,039	251,162
Chemring Group PLC	89,196	330,435
Cineworld Group PLC (a)(b)	303,326	162,969
Civitas Social Housing PLC	196,378	256,649
Clarkson PLC	9,133	406,491
Clinigen Group PLC	39,881	489,452
Clipper Logistics PLC	24,106	220,694
Close Brothers Group PLC	51,458	894,194
CLS Holdings PLC	57,848	175,270
CMC Markets PLC (c)	41,406	128,987
Coats Group PLC (a)	459,092	406,211
Computacenter PLC	25,169	906,311
ContourGlobal PLC (c)	62,160	157,199
ConvaTec Group PLC (c)	508,654	1,207,609
Countryside Partnerships PLC (a)(c)	156,513	652,744
Craneware PLC	8,974	230,919
Cranswick PLC	16,731	829,106
Crest Nicholson Holdings PLC	81,200	352,977
Currys PLC	349,854	504,582
Custodian (REIT) PLC	126,099	179,773
CVS Group PLC	21,249	567,499
Dechra Pharmaceuticals PLC	34,160	1,918,735
Deliveroo PLC Class A (a)(c)	219,745	461,676
Derwent London PLC	31,870	1,472,606
Diploma PLC	39,318	1,475,726
Direct Line Insurance Group PLC	422,335	1,740,921
Diversified Gas & Oil PLC	254,838	366,529
Domino's Pizza UK & IRL PLC	130,136	682,246
dotdigital Group PLC	84,679	168,427
Dr. Martens Ltd.	142,158	590,624
Drax Group PLC	125,905	1,025,757
DS Smith PLC	448,425	2,290,086
Dunelm Group PLC	38,395	691,927
easyJet PLC (a)	95,692	808,454
Electrocomponents PLC	148,493	2,248,309
Elementis PLC (a)	183,662	354,395
EMIS Group PLC	17,992	319,255
Empiric Student Property PLC	190,304	223,303
Energean PLC (a)	36,382	464,888
Ergomed PLC (a)	11,559	176,628
Essentra PLC	95,244	443,843
Eurasia Mining PLC (a)(b)	576,931	166,808
Euromoney Institutional Invest	34,515	428,060
FD Technologies PLC (a)	7,022	153,146
Ferrexpo PLC	92,890	305,068
Fever-Tree Drinks PLC	33,109	956,437
Firstgroup PLC (a)(b)	235,403	324,197
Forterra PLC (c)	72,171	258,567
Frasers Group PLC (a)	64,645	642,145
Frontier Developments PLC (a)	6,831	127,166
Funding Circle Holdings PLC (a)(c)	56,262	72,203
Future PLC	36,171	1,542,743
Games Workshop Group PLC	10,348	1,109,490
Gamma Communications PLC	25,834	543,422
GB Group PLC	71,338	636,961
Genuit Group PLC	78,175	606,031
Genus PLC	20,757	1,071,460
Grainger Trust PLC	212,740	866,377
Great Portland Estates PLC	72,127	747,304
Greatland Gold PLC (a)	1,247,954	233,237
Greggs PLC	32,154	1,166,139
Halfords Group PLC	62,850	277,184
Hammerson PLC (b)	1,042,702	549,680
Harbour Energy PLC (a)	131,490	641,620
Hays PLC	529,105	1,031,032
Helical Bar PLC	32,792	191,306
Helios Towers PLC (a)	231,794	479,166
Hill & Smith Holdings PLC	25,149	509,191
Hochschild Mining PLC	105,425	147,732
Home (REIT) PLC	177,125	278,116
HomeServe PLC	95,572	985,095
Hotel Chocolat Group Ltd. (a)	17,327	111,934
Howden Joinery Group PLC	187,784	2,071,716
Hunting PLC	44,214	128,554
Ibstock PLC (c)	129,294	346,462
Ideagen PLC	83,183	305,298
IG Design Group PLC	24,474	31,820
IG Group Holdings PLC	122,646	1,350,189
IMI PLC	84,262	1,882,649
Impax Asset Management Group PLC	27,210	402,530
Inchcape PLC	123,663	1,410,156
Indivior PLC (a)	230,380	701,371
IntegraFin Holdings PLC	88,929	593,538
Intermediate Capital Group PLC	91,730	2,368,982
Investec PLC	219,745	1,265,445
IP Group PLC	318,766	418,956
IQE PLC (a)	240,954	103,865
ITM Power PLC (a)(b)	135,469	502,737
ITV PLC (a)	1,143,628	1,749,351
J.D. Wetherspoon PLC (a)	30,506	370,394
Jet2 PLC (a)	50,806	904,832
John Wood Group PLC (a)	217,276	654,075
Johnson Service Group PLC (a)	140,502	287,610
JTC PLC (c)	41,419	438,227
Judges Scientific PLC	1,594	163,520
Jupiter Fund Management PLC	139,745	433,540
Just Group PLC (a)	327,435	381,030
Kainos Group PLC	25,234	518,765
Keller Group PLC	23,601	270,808
Keywords Studios PLC	22,657	770,771
Kier Group PLC (a)	140,914	187,093
Learning Technologies Group PLC	186,227	422,798
Liontrust Asset Management PLC	19,340	424,002
Londonmetric Properity PLC	298,070	1,073,971
Luceco PLC (c)	25,352	102,493
LXI REIT PLC	220,849	438,162
LXI REIT PLC rights 2/8/22 (a)	26,501	1,782
Marks & Spencer Group PLC (a)	618,113	1,829,250
Marshalls PLC	63,180	601,551
Marston's PLC (a)	208,643	228,127
Mediclinic International PLC (London) (a)	128,187	552,950
Meggitt PLC (a)	246,643	2,491,157
Micro Focus International PLC	105,921	651,640
Mitchells & Butlers PLC (a)	84,801	287,749
Mitie Group PLC	450,025	364,650
Moneysupermarket.com Group PLC	170,099	434,686
Moonpig Group PLC (a)	48,851	207,563
Morgan Advanced Materials PLC	90,095	389,846
Morgan Sindall PLC	12,445	359,578
Naked Wines PLC (a)	18,537	130,760
National Express Group PLC Class L (a)	174,441	591,579
NCC Group Ltd.	97,485	250,814
Network International Holdings PLC (a)(c)	147,550	525,412
Ninety One PLC	108,180	380,613
Numis Corp. PLC	22,152	95,947
On The Beach Group PLC (a)(c)	52,209	204,236
OSB Group PLC	141,565	1,051,681
Oxford BioMedica PLC (a)	18,248	208,216
Pagegroup PLC	103,727	818,477
Pantheon Resources PLC (a)(b)	164,576	178,063
Paragon Banking Group PLC	79,580	612,953
Pennon Group PLC	88,039	1,290,001
Petropavlovsk PLC (a)(b)	749,570	153,111
Pets At Home Group PLC	157,851	914,020
Polar Capital Holdings PLC	23,750	202,040
Premier Foods PLC	189,173	301,851
Primary Health Properties PLC	420,485	815,501
Provident Financial PLC (a)	80,074	339,578
PZ Cussons PLC Class L	67,813	176,923
QinetiQ Group PLC	182,607	662,705
Quilter PLC (c)	538,826	1,000,557
Rank Group PLC (a)	81,466	173,405
Rathbone Brothers PLC	19,418	490,298
Reach PLC	93,780	331,023
Redde Northgate PLC	73,785	384,545
Redrow PLC	89,008	749,861
Renalytix AI PLC (a)	14,821	96,347
Renewi PLC (a)	25,258	227,571
Renishaw PLC	11,490	709,505
Restore PLC	38,835	243,226
Rightmove PLC	270,775	2,386,476
Rotork PLC	275,209	1,264,896
Royal Mail PLC	252,537	1,509,076
RWS Holdings PLC	92,170	627,001
S4 Capital PLC (a)	87,287	610,360
Sabre Insurance Group PLC (c)	78,862	242,232
Safestore Holdings PLC	66,547	1,140,974
Saga PLC (a)	33,119	128,558
Savills PLC	45,163	822,994
Secure Income (REIT) PLC	86,987	495,210
Senior Engineering Group PLC (a)	132,329	239,541
Serco Group PLC	384,516	695,553
Serica Energy PLC	50,789	176,532
Shaftesbury PLC	60,661	509,346
SIG PLC (a)	223,378	124,700
Smart Metering Systems PLC	39,826	396,493
Softcat PLC	37,693	835,190
Solgold PLC (a)	289,561	104,013
Spectris PLC	35,542	1,621,913
Spire Healthcare Group PLC (a)(c)	88,904	286,122
Spirent Communications PLC	193,150	645,034
SSP Group PLC (a)	238,666	885,515
Stagecoach Group PLC (a)	130,376	161,032
SThree PLC	40,017	254,095
Synthomer PLC	107,313	529,803
Target Healthcare (REIT) PLC	195,676	302,625
Tate & Lyle PLC	147,937	1,415,055
TBC Bank Group PLC	13,051	248,529
Team17 Group PLC (a)	33,195	318,222
Telecom Plus PLC	19,892	403,052
The Go-Ahead Group PLC (a)(d)	13,627	122,241
The Gym Group PLC (a)(c)	50,516	168,179
The Restaurant Group PLC (a)	241,435	309,556
The Weir Group PLC	81,952	1,929,648
TI Fluid Systems PLC (c)	74,084	238,532
TORM PLC (a)	7,704	55,098
Trainline PLC (a)(c)	151,770	460,419
Travis Perkins PLC	71,022	1,441,044
Tritax Big Box REIT PLC	543,145	1,742,215
Trustpilot Group PLC (a)(c)	58,476	145,604
Tullow Oil PLC (a)	383,889	259,822
Tyman PLC	61,924	313,019
Ultra Electronics Holdings PLC	22,518	883,454
Unite Group PLC	111,738	1,563,354
Urban Logistics REIT PLC	148,222	350,174
Vesuvius PLC	68,488	424,443
Victoria PLC (a)	20,307	261,270
Victorian Plumbing PLC	36,991	51,348
Victrex PLC	27,455	764,739
Virgin Money UK PLC	409,065	1,058,837
Vistry Group PLC	70,207	973,400
Vivo Energy PLC (c)	139,986	250,509
Volex PLC (a)	37,530	151,974
Volution Group PLC	62,455	423,175
Warehouse (REIT) PLC	127,236	285,739
Watkin Jones PLC	64,678	233,001
WH Smith PLC (a)	41,326	927,169
Wickes Group PLC	81,974	226,529
Workspace Group PLC	42,881	489,984
YouGov PLC	33,380	524,401
Young & Co.'s Brewery PLC Class A	7,073	143,928
TOTAL UNITED KINGDOM		149,314,536
United States of America - 0.0%
Coronado Global Resources, Inc. unit (a)(c)	238,132	231,337
Nano-X Imaging Ltd. (a)(b)	10,568	119,947
TOTAL UNITED STATES OF AMERICA		351,284
TOTAL COMMON STOCKS (Cost $1,023,201,784)		937,488,670

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Germany - 0.2%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,747	159,584
Einhell Germany AG	534	123,754
Jungheinrich AG	15,190	649,545
Sixt AG Preference Shares	5,285	477,502
Sto SE & Co. KGaA	804	201,779
TOTAL GERMANY		1,612,164
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	12,241	219,270
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,030,622)		1,831,434

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	2,498,444	2,498,944
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	18,384,954	18,386,792
TOTAL MONEY MARKET FUNDS (Cost $20,885,736)		20,885,736

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,046,118,142)	960,205,840
NET OTHER ASSETS (LIABILITIES) - (1.6)% (g)	(15,276,428)
NET ASSETS - 100.0%	944,929,412

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	50	Mar 2022	5,588,250	(17,078)	(17,078)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,586,569 or 4.5% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $232,477 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	93,755	161,962,767	159,557,578	1,458	-	-	2,498,944	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	14,261,475	20,775,110	16,649,793	170,967	-	-	18,386,792	0.1%
Total	14,355,230	182,737,877	176,207,371	172,425	-	-	20,885,736

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.